Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.3%)
Australia (18.2%)
	Commonwealth Bank of Australia	1,984,381	225,286
	BHP Group Ltd.	5,823,649	147,077
	CSL Ltd.	573,857	99,268
	National Australia Bank Ltd.	3,629,391	90,069
	Westpac Banking Corp.	4,059,322	87,641
	Wesfarmers Ltd.	1,341,735	73,392
	ANZ Group Holdings Ltd.	3,536,907	69,406
	Macquarie Group Ltd.	406,123	56,242
	Goodman Group	2,354,979	52,654
	Woodside Energy Group Ltd.	2,244,323	37,979
	Transurban Group	3,678,476	32,554
	Rio Tinto Ltd.	438,757	31,203
	Aristocrat Leisure Ltd.	657,694	29,449
	Woolworths Group Ltd.	1,441,282	29,097
	QBE Insurance Group Ltd.	1,793,744	26,609
	Brambles Ltd.	1,619,903	24,784
	Fortescue Ltd.	1,886,902	21,349
*	Xero Ltd.	183,514	21,134
	Coles Group Ltd.	1,582,320	21,067
	Santos Ltd.	3,851,298	19,379
*	James Hardie Industries plc GDR	666,691	17,499
	Suncorp Group Ltd.	1,285,274	17,229
	Computershare Ltd. (XASX)	629,381	16,943
	Northern Star Resources Ltd.	1,691,902	16,810
	WiseTech Global Ltd.	220,776	16,722
	Cochlear Ltd.	77,535	15,829
	Telstra Group Ltd.	4,762,525	15,179
	Origin Energy Ltd.	2,024,375	15,138
	Insurance Australia Group Ltd.	2,674,644	15,014
	Scentre Group	6,179,861	14,790
	Pro Medicus Ltd.	62,886	12,914
	Medibank Pvt Ltd.	3,253,178	10,633
	Evolution Mining Ltd.	2,347,103	10,622
	CAR Group Ltd.	423,944	10,319
	ASX Ltd.	229,566	10,290
	South32 Ltd.	5,305,025	9,921
	Stockland	2,748,503	9,744
	Sonic Healthcare Ltd.	542,859	9,586
	Sigma Healthcare Ltd.	5,079,747	9,383
	JB Hi-Fi Ltd.	127,931	9,111
	Technology One Ltd.	347,861	9,100
	Lottery Corp. Ltd.	2,614,977	9,070
	REA Group Ltd.	56,236	8,566
	APA Group	1,480,390	7,962
	Orica Ltd.	574,284	7,842
	BlueScope Steel Ltd.	493,896	7,488
	SGH Ltd.	226,352	7,403
	GPT Group	2,255,389	7,347
[1]	Washington H Soul Pattinson & Co. Ltd.	281,497	7,313
*	Lynas Rare Earths Ltd.	1,064,120	7,150
	Charter Hall Group	553,085	7,126
	Vicinity Ltd.	4,513,323	7,106
*	NEXTDC Ltd.	752,750	6,931
	Mirvac Group	4,630,684	6,644
	ALS Ltd.	556,809	6,473
	HUB24 Ltd.	93,163	6,323
	SEEK Ltd.	406,245	6,267
	Qantas Airways Ltd.	885,139	6,139
	Qube Holdings Ltd.	2,041,698	5,693
	Dexus	1,241,741	5,606

		Shares	Market Value ($000)
	Ramsay Health Care Ltd.	218,863	5,418
	Bendigo & Adelaide Bank Ltd.	652,469	5,112
	Worley Ltd.	591,516	5,034
	Cleanaway Waste Management Ltd.	2,671,886	4,924
	Ampol Ltd.	279,857	4,893
	Steadfast Group Ltd.	1,257,040	4,784
	Treasury Wine Estates Ltd.	929,716	4,496
	Endeavour Group Ltd.	1,693,052	4,434
	AGL Energy Ltd.	706,514	4,403
	Aurizon Holdings Ltd.	2,115,624	4,392
	a2 Milk Co. Ltd.	829,037	4,295
*	Telix Pharmaceuticals Ltd.	315,992	4,233
	Atlas Arteria Ltd.	1,233,453	4,074
	Bank of Queensland Ltd.	769,577	3,749
	Dyno Nobel Ltd.	1,988,091	3,739
*	Sandfire Resources Ltd.	534,332	3,595
	Whitehaven Coal Ltd.	875,907	3,592
*	Mineral Resources Ltd.	197,202	3,562
	Netwealth Group Ltd.	144,858	3,457
	Downer EDI Ltd.	773,277	3,410
*	Pilbara Minerals Ltd.	3,314,053	3,363
	Perseus Mining Ltd.	1,593,245	3,326
	Ramelius Resources Ltd.	2,045,719	3,291
	Ansell Ltd.	166,550	3,189
	Challenger Ltd.	602,736	3,168
	Metcash Ltd.	1,242,852	3,103
	Ventia Services Group Pty Ltd.	931,982	3,103
	AUB Group Ltd.	137,282	2,982
	AMP Ltd.	2,904,520	2,972
*	Genesis Minerals Ltd.	1,229,659	2,888
	Pinnacle Investment Management Group Ltd.	198,320	2,814
*	Zip Co. Ltd.	1,373,304	2,785
	nib holdings Ltd.	565,220	2,684
	Lendlease Corp. Ltd.	796,006	2,675
	Reliance Worldwide Corp. Ltd.	938,374	2,580
*	Capricorn Metals Ltd.	444,537	2,546
	Breville Group Ltd.	119,581	2,501
	Gold Road Resources Ltd.	1,231,259	2,467
[1]	Reece Ltd.	274,755	2,379
	Harvey Norman Holdings Ltd.	622,061	2,306
	National Storage REIT	1,489,809	2,284
	Eagers Automotive Ltd.	181,817	2,277
	IGO Ltd.	778,041	2,189
*,1	DroneShield Ltd.	910,793	2,177
*	Regis Resources Ltd.	811,474	2,116
	Charter Hall Long Wale REIT	794,306	2,107
	Region Group	1,334,255	1,997
	Orora Ltd.	1,448,743	1,923
	Brickworks Ltd.	91,465	1,920
	Super Retail Group Ltd.	190,513	1,864
	ARB Corp. Ltd.	86,551	1,856
*	West African Resources Ltd.	1,231,672	1,844
	Sims Ltd.	186,719	1,812
*	Vault Minerals Ltd.	7,764,610	1,797
*	Temple & Webster Group Ltd.	114,143	1,779
*	Insignia Financial Ltd.	605,527	1,744
*	Westgold Resources Ltd.	1,063,312	1,736
*	Megaport Ltd.	181,682	1,735
*	Paladin Energy Ltd.	440,668	1,726
	Perpetual Ltd.	128,425	1,725
	Iluka Resources Ltd.	524,610	1,719
	Flight Centre Travel Group Ltd.	218,476	1,666
[2]	Viva Energy Group Ltd.	1,235,638	1,654
	Codan Ltd.	123,305	1,649
*	Austal Ltd.	390,602	1,639
	Nine Entertainment Co. Holdings Ltd.	1,507,056	1,637
*	Mesoblast Ltd.	1,080,758	1,634
	HomeCo Daily Needs REIT	1,973,865	1,623
	Charter Hall Retail REIT	649,158	1,613
	TPG Telecom Ltd.	447,606	1,588

		Shares	Market Value ($000)
	Lovisa Holdings Ltd.	71,858	1,561
[1]	Yancoal Australia Ltd.	377,310	1,524
*	PEXA Group Ltd.	149,424	1,517
*	Neuren Pharmaceuticals Ltd.	136,501	1,497
	Ingenia Communities Group	444,892	1,495
	EVT Ltd.	136,934	1,485
	Magellan Financial Group Ltd.	214,442	1,458
	New Hope Corp. Ltd.	539,427	1,441
	Centuria Industrial REIT	703,002	1,431
*	BWP Trust	615,774	1,413
	Generation Development Group Ltd.	364,585	1,410
	Premier Investments Ltd.	103,894	1,405
	Corporate Travel Management Ltd.	140,288	1,402
	Monadelphous Group Ltd.	107,245	1,337
	Beach Energy Ltd.	1,739,874	1,304
	Tabcorp Holdings Ltd.	2,632,635	1,301
*	Emerald Resources NL	586,056	1,286
	Deterra Royalties Ltd.	478,573	1,267
	Waypoint REIT Ltd.	778,267	1,255
*	Superloop Ltd.	579,915	1,243
	GrainCorp Ltd. Class A	250,854	1,217
	Champion Iron Ltd.	446,769	1,180
	GQG Partners Inc. GDR	895,729	1,170
*	WEB Travel Group Ltd.	397,357	1,135
	Nick Scali Ltd.	92,311	1,134
*	IperionX Ltd.	298,249	1,123
*,1	Liontown Resources Ltd.	2,263,707	1,118
	Perenti Ltd.	990,817	1,112
*	Judo Capital Holdings Ltd.	1,139,267	1,099
*	Deep Yellow Ltd.	1,150,411	1,096
	Imdex Ltd.	562,347	1,092
	Nickel Industries Ltd.	2,319,654	1,090
	NRW Holdings Ltd.	526,217	1,087
	IRESS Ltd.	206,743	1,049
	Bega Cheese Ltd.	311,870	1,038
	Arena REIT	432,809	1,018
	Karoon Energy Ltd.	845,119	1,011
	Helia Group Ltd.	310,712	1,006
	Elders Ltd.	215,499	998
	IPH Ltd.	296,505	995
	Amotiv Ltd.	175,684	989
*	SiteMinder Ltd.	295,253	979
*	Guzman y Gomez Ltd.	55,216	971
	Inghams Group Ltd.	436,997	968
*	Catapult Group International Ltd.	228,045	965
	Centuria Capital Group	809,991	958
	Bapcor Ltd.	369,612	912
*	Resolute Mining Ltd.	2,282,626	900
	DigiCo Infrastructure REIT	427,461	899
*	Bellevue Gold Ltd.	1,728,871	891
	Domino's Pizza Enterprises Ltd.	75,887	886
	Regis Healthcare Ltd.	165,726	885
	Data#3 Ltd.	176,420	849
*	Macquarie Technology Group Ltd.	18,559	827
	McMillan Shakespeare Ltd.	71,467	817
*	Nanosonics Ltd.	314,370	814
	Charter Hall Social Infrastructure REIT	425,170	808
	Credit Corp. Group Ltd.	81,471	803
	Hansen Technologies Ltd.	208,187	800
	HMC Capital Ltd.	350,260	798
	Aussie Broadband Ltd.	268,932	775
	SRG Global Ltd.	716,825	763
*	Tuas Ltd.	221,308	759
	Collins Foods Ltd.	127,637	758
	oOh!media Ltd.	654,377	755
	Integral Diagnostics Ltd.	431,036	738
	SmartGroup Corp. Ltd.	144,787	733
	Service Stream Ltd.	572,504	728
*,1	Clarity Pharmaceuticals Ltd.	259,670	717
*	Nufarm Ltd.	419,747	693

		Shares	Market Value ($000)
	IDP Education Ltd.	304,345	689
*	Silex Systems Ltd.	239,445	644
	Ridley Corp. Ltd.	342,859	639
	Johns Lyng Group Ltd.	255,527	636
	Abacus Storage King	607,689	623
*,3	Opthea Ltd.	1,538,268	593
*	PolyNovo Ltd.	707,571	578
	MyState Ltd.	207,336	573
	Dicker Data Ltd.	102,280	570
	Kelsian Group Ltd.	238,372	569
	G8 Education Ltd.	980,855	565
	Myer Holdings Ltd.	1,454,336	561
*	Boss Energy Ltd.	504,400	555
	Growthpoint Properties Australia Ltd.	346,711	544
	Stanmore Resources Ltd.	401,662	544
	Dexus Industria REIT	300,739	542
*	Alpha HPA Ltd.	960,289	537
	PWR Holdings Ltd.	106,897	536
[1]	Maas Group Holdings Ltd.	201,976	533
	Australian Ethical Investment Ltd.	105,620	530
	Domain Holdings Australia Ltd.	185,737	525
	Rural Funds Trust	424,792	496
	Bravura Solutions Ltd.	361,189	496
*	Fleetpartners Group Ltd.	272,585	479
	Accent Group Ltd.	494,150	471
	Centuria Office REIT	572,970	466
	Cromwell Property Group	1,682,154	447
	Clinuvel Pharmaceuticals Ltd.	53,557	444
	Jumbo Interactive Ltd.	65,858	443
*	Amplitude Energy Ltd.	2,659,496	435
	Abacus Group	558,163	431
*,1	Vulcan Energy Resources Ltd.	184,461	429
	Regal Partners Ltd.	228,677	426
*,1	Chalice Mining Ltd.	412,406	416
	GWA Group Ltd.	252,354	409
*	Nuix Ltd.	272,036	409
	Cedar Woods Properties Ltd.	85,076	405
	Healius Ltd.	817,116	401
	Navigator Global Investments Ltd. (XASX)	305,701	375
	Australian Clinical Labs Ltd.	205,944	365
*	Select Harvests Ltd.	165,170	364
	Infomedia Ltd.	431,948	359
*,1	Arafura Rare Earths Ltd.	3,174,101	354
*	Tyro Payments Ltd.	574,581	350
*,1	Audinate Group Ltd.	89,428	350
	Australian Finance Group Ltd.	244,738	348
*,1	Weebit Nano Ltd.	218,480	337
	Lifestyle Communities Ltd.	112,637	319
*	EML Payments Ltd.	431,601	311
	Redox Ltd.	214,278	311
	Vulcan Steel Ltd.	78,566	303
*	Fineos Corp. Ltd. GDR	163,014	289
*	Omni Bridgeway Ltd.	305,109	279
	HealthCo REIT	549,325	276
*	Webjet Group Ltd.	464,076	265
	Platinum Asset Management Ltd.	612,854	261
	Kogan.com Ltd.	103,848	257
	GDI Property Group Partnership	591,218	256
*	St. Barbara Ltd.	1,473,526	254
*	Mount Gibson Iron Ltd.	991,436	248
	Praemium Ltd.	532,255	239
*	BrainChip Holdings Ltd.	1,835,630	239
[3]	Leo Lithium Ltd.	1,077,115	231
*	Emeco Holdings Ltd.	396,125	226
*,1	Star Entertainment Group Ltd.	3,196,933	224
*	Alkane Resources Ltd.	489,395	223
*	Mayne Pharma Group Ltd.	69,065	220
*,1	Strike Energy Ltd.	2,897,347	212
*	29Metals Ltd.	1,142,548	207
	Solvar Ltd.	199,813	205

		Shares	Market Value ($000)
*,1,3	Syrah Resources Ltd.	779,067	190
*	Australian Agricultural Co. Ltd.	209,471	186
*,1	Novonix Ltd.	633,225	182
*	ioneer Ltd.	2,417,577	177
*	Baby Bunting Group Ltd.	148,688	172
*,3	AVZ Minerals Ltd.	2,502,643	161
*	Aurelia Metals Ltd.	1,432,207	160
	Humm Group Ltd.	401,850	148
*,1	Sayona Mining Ltd.	10,580,994	141
*	OFX Group Ltd.	262,018	139
*,1	Core Lithium Ltd.	2,210,284	137
*	Carnarvon Energy Ltd.	2,094,242	134
*,1	Wildcat Resources Ltd.	1,139,021	113
*	Coast Entertainment Holdings Ltd.	447,965	108
[2]	Coronado Global Resources Inc. GDR	723,608	90
*	Catalyst Metals Ltd.	18,437	60
*	Predictive Discovery Ltd.	184,094	50
*,3	Firefinch Ltd.	1,170,950	45
*,1	Imugene Ltd.	252,841	44
*,1	Cettire Ltd.	247,147	41
*	Southern Cross Gold Consolidated Ltd. GDR	11,325	39
*	Develop Global Ltd.	14,334	39
*	Pantoro Gold Ltd.	12,034	28
*,3	ESG Minerals	68,277	—
			1,906,780
China (0.0%)
*,3	China Fishery Group Ltd.	264,600	—
Hong Kong (5.3%)
	AIA Group Ltd.	12,705,849	118,471
	Hong Kong Exchanges & Clearing Ltd.	1,419,164	76,803
	CK Hutchison Holdings Ltd.	3,168,059	20,621
	Techtronic Industries Co. Ltd.	1,684,656	20,145
	Sun Hung Kai Properties Ltd.	1,655,974	19,669
	BOC Hong Kong Holdings Ltd.	4,277,759	19,208
	Link REIT	3,049,537	16,991
	CLP Holdings Ltd.	1,891,360	16,417
	Jardine Matheson Holdings Ltd.	233,052	12,655
	Galaxy Entertainment Group Ltd.	2,561,062	12,489
	Hang Seng Bank Ltd.	820,552	11,953
	Lenovo Group Ltd.	9,128,000	11,704
	Hong Kong & China Gas Co. Ltd.	12,834,546	11,456
	Power Assets Holdings Ltd.	1,607,207	10,582
	CK Asset Holdings Ltd.	2,153,433	9,867
[2]	WH Group Ltd.	9,215,540	9,226
	Hongkong Land Holdings Ltd.	1,225,447	7,403
	Shenzhou International Group Holdings Ltd.	931,400	6,703
	MTR Corp. Ltd.	1,863,186	6,702
	Sands China Ltd.	2,676,336	6,479
	Wharf Real Estate Investment Co. Ltd.	1,807,283	5,738
	Henderson Land Development Co. Ltd.	1,547,190	5,414
	CK Infrastructure Holdings Ltd.	719,813	5,070
	SITC International Holdings Co. Ltd.	1,538,586	4,975
	Sino Land Co. Ltd.	4,158,443	4,793
	AAC Technologies Holdings Inc.	860,257	4,350
[1]	Chow Tai Fook Jewellery Group Ltd.	2,018,818	3,372
	PCCW Ltd.	4,580,133	3,281
	PRADA SpA	601,904	3,276
	Wharf Holdings Ltd.	1,140,283	3,243
	Swire Pacific Ltd. Class B	2,053,186	3,226
	ASMPT Ltd.	374,036	3,164
[2]	Samsonite Group SA	1,544,297	3,150
	Swire Properties Ltd.	1,171,635	3,140
	Orient Overseas International Ltd.	158,500	2,852
[1]	Guotai Junan International Holdings Ltd.	2,908,336	2,371
	United Laboratories International Holdings Ltd.	1,199,873	2,249
*	MMG Ltd.	4,608,400	2,241
[2]	BOC Aviation Ltd.	242,825	2,206
	First Pacific Co. Ltd.	2,709,939	2,132

		Shares	Market Value ($000)
*,1,2	Everest Medicines Ltd.	261,500	2,117
*	HUTCHMED China Ltd.	591,500	2,114
	Swire Pacific Ltd. Class A	227,252	2,054
[1,2]	Budweiser Brewing Co. APAC Ltd.	1,933,800	2,030
	Hang Lung Properties Ltd.	1,939,841	1,998
	MGM China Holdings Ltd.	946,136	1,998
	Hang Lung Group Ltd.	1,078,920	1,949
	Xinyi Glass Holdings Ltd.	1,870,640	1,928
	Bank of East Asia Ltd.	1,136,532	1,757
	Kerry Properties Ltd.	645,590	1,724
	Cathay Pacific Airways Ltd.	1,141,504	1,697
	Pacific Basin Shipping Ltd.	5,447,236	1,574
	Wynn Macau Ltd.	1,682,029	1,394
	Yue Yuen Industrial Holdings Ltd.	887,658	1,388
	Stella International Holdings Ltd.	680,000	1,351
	Hysan Development Co. Ltd.	667,571	1,328
	Johnson Electric Holdings Ltd.	445,519	1,313
	VTech Holdings Ltd.	173,950	1,289
*,1	New World Development Co. Ltd.	1,529,539	1,253
*,1,2	CARsgen Therapeutics Holdings Ltd.	427,500	1,178
	DFI Retail Group Holdings Ltd. (Registered)	336,901	1,161
	CTF Services Ltd.	1,178,887	1,156
*	SJM Holdings Ltd.	2,906,798	1,150
*,1	Cowell e Holdings Inc.	318,000	1,070
	Fortune REIT	1,651,996	1,062
	Man Wah Holdings Ltd.	1,843,852	1,040
[1]	CGN Mining Co. Ltd.	3,840,000	985
	Vitasoy International Holdings Ltd.	796,304	930
	Luk Fook Holdings International Ltd.	335,406	875
	Dah Sing Financial Holdings Ltd.	226,260	839
	VSTECS Holdings Ltd.	720,000	833
	HKBN Ltd.	1,258,157	799
*,1	Vobile Group Ltd.	1,804,000	798
	Shangri-La Asia Ltd.	1,358,928	787
*	Melco International Development Ltd.	1,102,411	762
	Nexteer Automotive Group Ltd.	1,020,211	761
	SUNeVision Holdings Ltd.	766,000	756
*	NagaCorp Ltd.	1,362,441	718
*,1,2	FIT Hon Teng Ltd.	2,009,000	676
*	Theme International Holdings Ltd.	6,320,000	676
*,1	Mongolian Mining Corp.	645,000	646
	Champion REIT	2,310,900	644
[1]	China Travel International Investment Hong Kong Ltd.	2,676,268	629
	United Energy Group Ltd.	8,040,000	582
	CITIC Telecom International Holdings Ltd.	1,731,470	561
*	Super Hi International Holding Ltd.	263,000	540
	Dah Sing Banking Group Ltd.	455,556	533
	Huabao International Holdings Ltd.	1,203,071	524
*,1	Envision Greenwise Holdings Ltd.	550,555	508
	IGG Inc.	938,628	492
*,1	Realord Group Holdings Ltd.	430,000	462
*,3	Jinchuan Group International Resources Co. Ltd.	5,617,000	458
	Value Partners Group Ltd.	1,526,665	415
	Sunlight REIT	1,370,089	396
	Chow Sang Sang Holdings International Ltd.	362,922	383
	KLN Logistics Group Ltd.	348,611	367
	Cafe de Coral Holdings Ltd.	386,447	356
	SmarTone Telecommunications Holdings Ltd.	525,735	308
	K Wah International Holdings Ltd.	1,114,843	307
[1]	LK Technology Holdings Ltd.	715,341	288
	Prosperity REIT	1,610,661	281
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	240,000	279
	Giordano International Ltd.	1,382,590	262
	Truly International Holdings Ltd.	1,167,603	175
	Texhong International Group Ltd.	287,000	174
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,238,301	170
*	Asia Cement China Holdings Corp.	498,000	166
	CITIC Resources Holdings Ltd.	3,122,000	161
*,2	IMAX China Holding Inc.	134,375	145
*	Television Broadcasts Ltd.	266,547	142

		Shares	Market Value ($000)
*	Shun Tak Holdings Ltd.	1,659,370	140
	C-Mer Medical Holdings Ltd.	582,000	135
	Far East Consortium International Ltd.	1,294,942	130
	Singamas Container Holdings Ltd.	1,423,323	125
	Sa Sa International Holdings Ltd.	1,058,953	83
*	Powerlong Real Estate Holdings Ltd.	968,000	44
*	OCI International Holdings Ltd.	299,221	15
			559,081
Japan (58.7%)
	Toyota Motor Corp.	12,627,274	224,609
	Mitsubishi UFJ Financial Group Inc.	13,197,772	181,902
	Sony Group Corp.	7,140,350	171,749
	Hitachi Ltd.	5,223,040	159,828
	Sumitomo Mitsui Financial Group Inc.	4,390,364	110,754
	Nintendo Co. Ltd.	1,195,750	99,939
	Recruit Holdings Co. Ltd.	1,607,466	95,373
	Mitsubishi Heavy Industries Ltd.	3,803,090	90,804
	SoftBank Group Corp.	1,162,470	88,765
	Tokio Marine Holdings Inc.	2,188,372	87,869
	Mizuho Financial Group Inc.	2,896,337	84,954
	Tokyo Electron Ltd.	526,752	83,742
	Keyence Corp.	221,966	80,292
	Mitsubishi Corp.	3,848,663	75,909
	ITOCHU Corp.	1,392,792	73,056
	Shin-Etsu Chemical Co. Ltd.	2,305,150	66,335
	Fast Retailing Co. Ltd.	209,360	63,861
	Mitsui & Co. Ltd.	3,012,914	61,333
	Advantest Corp.	869,296	57,807
	KDDI Corp.	3,409,732	55,959
	Daiichi Sankyo Co. Ltd.	2,190,647	53,741
	Mitsubishi Electric Corp.	2,379,414	53,518
	Honda Motor Co. Ltd.	4,958,858	51,339
	Takeda Pharmaceutical Co. Ltd.	1,859,124	51,070
	Hoya Corp.	401,346	50,635
	Softbank Corp.	33,656,170	48,628
	Fujitsu Ltd.	2,039,720	44,433
	NEC Corp.	1,467,795	42,149
	Daikin Industries Ltd.	324,873	39,945
	Japan Tobacco Inc.	1,302,269	37,192
	Chugai Pharmaceutical Co. Ltd.	759,938	36,429
	Marubeni Corp.	1,746,943	35,766
	Seven & i Holdings Co. Ltd.	2,712,847	35,764
	Komatsu Ltd.	1,097,737	35,367
	Nippon Telegraph & Telephone Corp.	32,777,750	33,101
	Dai-ichi Life Holdings Inc.	4,146,680	32,809
	MS&AD Insurance Group Holdings Inc.	1,476,604	31,549
	Sompo Holdings Inc.	1,061,460	31,299
	Aeon Co. Ltd.	975,728	31,168
	Sumitomo Corp.	1,214,001	31,030
	FANUC Corp.	1,100,740	30,641
	Disco Corp.	103,313	30,532
	ORIX Corp.	1,353,011	30,393
	Ajinomoto Co. Inc.	1,148,768	30,392
	Denso Corp.	2,203,512	29,896
	Canon Inc.	1,048,811	29,789
	Murata Manufacturing Co. Ltd.	1,984,537	29,538
	FUJIFILM Holdings Corp.	1,407,561	29,196
	Terumo Corp.	1,702,664	28,873
	Mitsui Fudosan Co. Ltd.	3,102,280	27,729
	TDK Corp.	2,253,405	27,453
	Bridgestone Corp.	664,528	26,880
	East Japan Railway Co.	1,243,735	26,658
	Oriental Land Co. Ltd.	1,253,887	25,818
	Panasonic Holdings Corp.	2,670,935	25,265
	Mitsubishi Estate Co. Ltd.	1,327,759	24,859
	Otsuka Holdings Co. Ltd.	522,121	24,858
	Kao Corp.	549,025	24,704
	Resona Holdings Inc.	2,642,113	24,054
	Central Japan Railway Co.	1,020,760	23,796

		Shares	Market Value ($000)
	Japan Post Bank Co. Ltd.	2,125,314	23,721
	Renesas Electronics Corp.	1,927,963	23,450
	Nomura Holdings Inc.	3,473,914	22,950
	Suzuki Motor Corp.	2,080,488	22,860
	Nippon Steel Corp.	1,181,516	22,754
	Daiwa House Industry Co. Ltd.	682,370	22,560
	SMC Corp.	64,229	22,350
	Asahi Group Holdings Ltd.	1,748,062	22,176
	Sumitomo Electric Industries Ltd.	892,303	22,142
	Astellas Pharma Inc.	2,120,301	21,985
	Fujikura Ltd.	319,822	21,710
	NIDEC Corp.	1,106,432	21,228
	Bandai Namco Holdings Inc.	655,229	21,188
	Toyota Industries Corp.	197,572	21,127
	Sumitomo Mitsui Trust Group Inc.	763,872	20,025
	Nomura Research Institute Ltd.	493,639	19,533
	Japan Post Holdings Co. Ltd.	2,052,621	19,009
	Kyocera Corp.	1,593,268	18,808
	Toyota Tsusho Corp.	813,021	18,633
	Asics Corp.	792,420	18,629
	Secom Co. Ltd.	484,594	17,403
	Nippon Yusen KK	493,877	17,320
	IHI Corp.	154,465	17,201
	Nitto Denko Corp.	824,035	17,052
	ENEOS Holdings Inc.	3,077,559	16,153
	Konami Group Corp.	113,006	15,342
	Olympus Corp.	1,280,220	15,295
	Pan Pacific International Holdings Corp.	453,508	15,173
	Shionogi & Co. Ltd.	893,721	14,947
	Sekisui House Ltd.	712,225	14,940
	Sumitomo Realty & Development Co. Ltd.	390,520	14,265
	Tokyo Gas Co. Ltd.	420,334	14,076
	Inpex Corp.	975,932	13,896
	Kansai Electric Power Co. Inc.	1,152,516	13,838
	T&D Holdings Inc.	565,855	13,817
	Obic Co. Ltd.	388,040	13,815
	Ryohin Keikaku Co. Ltd.	284,400	13,315
	Kubota Corp.	1,175,505	13,182
	Mitsui OSK Lines Ltd.	381,095	12,809
	Kawasaki Heavy Industries Ltd.	175,355	12,807
	Subaru Corp.	681,548	12,538
	Kajima Corp.	497,342	12,459
	Kirin Holdings Co. Ltd.	940,301	12,391
	Toray Industries Inc.	1,757,778	12,023
	Japan Exchange Group Inc.	1,224,668	11,968
	SBI Holdings Inc.	320,472	11,905
	West Japan Railway Co.	532,614	11,661
	LY Corp.	3,136,788	11,465
	Obayashi Corp.	774,529	11,405
	Daiwa Securities Group Inc.	1,613,676	11,234
	Osaka Gas Co. Ltd.	430,065	10,881
	Taisei Corp.	181,590	10,858
	Daifuku Co. Ltd.	406,592	10,293
	Capcom Co. Ltd.	401,072	10,210
	Asahi Kasei Corp.	1,465,916	10,199
	Ebara Corp.	548,850	10,022
	Chubu Electric Power Co. Inc.	812,202	9,934
	Shimano Inc.	90,733	9,926
	Unicharm Corp.	1,402,002	9,698
	Nippon Paint Holdings Co. Ltd.	1,123,549	9,525
	Lasertec Corp.	91,146	9,183
	BayCurrent Inc.	159,370	9,151
	Trend Micro Inc.	149,722	9,130
	Makita Corp.	294,115	9,105
	Sysmex Corp.	539,833	8,770
	Eisai Co. Ltd.	312,234	8,757
	Nexon Co. Ltd.	469,514	8,591
*	Rakuten Group Inc.	1,693,665	8,569
	Aisin Corp.	614,256	8,489
	Mitsubishi Chemical Group Corp.	1,545,646	8,419

		Shares	Market Value ($000)
	Nippon Building Fund Inc.	9,125	8,371
	Sanrio Co. Ltd.	203,828	8,363
	MatsukiyoCocokara & Co.	407,247	8,363
	Concordia Financial Group Ltd.	1,257,833	8,341
	Isuzu Motors Ltd.	642,454	8,234
	JFE Holdings Inc.	707,604	8,189
	SCREEN Holdings Co. Ltd.	104,634	8,162
	Fuji Electric Co. Ltd.	163,600	8,134
	Nitori Holdings Co. Ltd.	95,837	8,116
	TIS Inc.	253,075	8,074
	Yokogawa Electric Corp.	299,964	7,995
	Sekisui Chemical Co. Ltd.	457,960	7,943
	Nippon Sanso Holdings Corp.	223,232	7,901
	Toho Co. Ltd.	123,599	7,798
	Yamaha Motor Co. Ltd.	1,070,632	7,744
	Shiseido Co. Ltd.	472,138	7,675
	Kikkoman Corp.	871,795	7,659
	Dai Nippon Printing Co. Ltd.	486,260	7,488
	Mitsubishi HC Capital Inc. (XTKS)	988,529	7,307
	TOPPAN Holdings Inc.	266,872	7,192
	Chiba Bank Ltd.	768,966	7,167
	Square Enix Holdings Co. Ltd.	105,754	7,150
	Minebea Mitsumi Inc.	444,699	6,999
	Hankyu Hanshin Holdings Inc.	266,135	6,936
	Daito Trust Construction Co. Ltd.	67,122	6,872
*	Tokyo Electric Power Co. Holdings Inc.	1,777,607	6,731
	Niterra Co. Ltd.	194,187	6,694
	Toyo Suisan Kaisha Ltd.	104,175	6,656
	AGC Inc.	218,724	6,582
	Shimadzu Corp.	297,240	6,580
	Sumitomo Metal Mining Co. Ltd.	297,663	6,547
	Shimizu Corp.	586,848	6,501
	Japan Real Estate Investment Corp.	8,001	6,490
	Tokyu Corp.	560,701	6,312
	Food & Life Cos. Ltd.	124,668	6,279
	Yaskawa Electric Corp.	299,320	6,261
	Ibiden Co. Ltd.	145,379	6,148
	Kawasaki Kisen Kaisha Ltd.	427,926	6,045
	Sanwa Holdings Corp.	217,774	5,941
	Idemitsu Kosan Co. Ltd.	921,810	5,926
	MEIJI Holdings Co. Ltd.	292,798	5,921
	M3 Inc.	481,288	5,919
	Japan Metropolitan Fund Investment	8,090	5,884
	Omron Corp.	226,089	5,827
	Sumitomo Forestry Co. Ltd.	580,058	5,827
	Mebuki Financial Group Inc.	1,071,970	5,812
	Hikari Tsushin Inc.	21,569	5,799
	Sojitz Corp.	242,453	5,770
	Shizuoka Financial Group Inc.	487,199	5,763
	Ricoh Co. Ltd.	653,704	5,732
	Zensho Holdings Co. Ltd.	108,870	5,729
	Fukuoka Financial Group Inc.	209,526	5,713
	Seibu Holdings Inc.	203,804	5,695
	Isetan Mitsukoshi Holdings Ltd.	384,613	5,436
	Azbil Corp.	579,384	5,414
	Japan Post Insurance Co. Ltd.	210,376	5,387
	Nippon Express Holdings Inc.	242,553	5,328
	Hulic Co. Ltd.	557,741	5,320
	SG Holdings Co. Ltd.	473,200	5,250
	Nomura Real Estate Master Fund Inc.	4,936	5,199
	SCSK Corp.	167,015	5,197
	MonotaRO Co. Ltd.	290,916	5,180
	Ono Pharmaceutical Co. Ltd.	461,101	5,156
	Kurita Water Industries Ltd.	132,264	5,098
	Otsuka Corp.	265,948	5,039
	Resonac Holdings Corp.	208,566	5,016
*,1	Nissan Motor Co. Ltd.	2,360,830	5,006
	Rohm Co. Ltd.	396,676	4,992
	Skylark Holdings Co. Ltd.	262,367	4,987
	Kyoto Financial Group Inc.	274,740	4,970

		Shares	Market Value ($000)
	NOF Corp.	247,716	4,931
	Tosoh Corp.	325,873	4,906
	CyberAgent Inc.	489,112	4,899
	Tokyu Fudosan Holdings Corp.	693,519	4,890
*	Rakuten Bank Ltd.	103,400	4,817
	USS Co. Ltd.	440,014	4,782
	Kyowa Kirin Co. Ltd.	279,902	4,778
	Brother Industries Ltd.	280,657	4,776
	KDX Realty Investment Corp.	4,440	4,772
[1]	Dentsu Group Inc.	241,373	4,760
	Nissan Chemical Corp.	145,442	4,741
	ZOZO Inc.	477,404	4,726
	MISUMI Group Inc.	327,211	4,712
	Yamato Holdings Co. Ltd.	321,700	4,652
	Oji Holdings Corp.	948,809	4,624
	Yakult Honsha Co. Ltd.	284,960	4,584
	Mitsui Chemicals Inc.	205,288	4,583
	Japan Steel Works Ltd.	74,081	4,569
	Nissin Foods Holdings Co. Ltd.	240,375	4,559
	GLP J-Reit	5,197	4,554
	Kyushu Electric Power Co. Inc.	512,478	4,543
	Kokusai Electric Corp.	205,300	4,531
	Kuraray Co. Ltd.	363,567	4,495
	Suntory Beverage & Food Ltd.	146,914	4,436
	Sumitomo Chemical Co. Ltd.	1,756,030	4,392
	Haseko Corp.	294,791	4,386
	Oracle Corp. Japan	40,517	4,382
	Yokohama Rubber Co. Ltd.	152,512	4,361
	Santen Pharmaceutical Co. Ltd.	393,607	4,349
	Hoshizaki Corp.	126,812	4,342
	Furukawa Electric Co. Ltd.	71,873	4,341
	Kobe Steel Ltd.	394,706	4,337
	Hirose Electric Co. Ltd.	34,511	4,333
	Nippon Prologis REIT Inc.	7,999	4,317
	Kinden Corp.	134,221	4,226
	Hachijuni Bank Ltd.	467,006	4,201
	Mazda Motor Corp.	699,532	4,195
	Keisei Electric Railway Co. Ltd.	499,356	4,189
	Kintetsu Group Holdings Co. Ltd.	217,454	4,173
	Kobe Bussan Co. Ltd.	156,600	4,170
	Daiwa House REIT Investment Corp.	2,471	4,132
	Sankyo Co. Ltd.	219,590	4,098
	Kyushu Railway Co.	169,470	4,098
	Amada Co. Ltd.	362,669	4,089
	Seiko Epson Corp.	322,013	4,086
	Orix JREIT Inc.	3,112	4,068
	Shimamura Co. Ltd.	55,902	4,048
	TOTO Ltd.	158,766	4,042
	Hamamatsu Photonics KK	328,778	4,013
	Socionext Inc.	211,100	3,978
	McDonald's Holdings Co. Japan Ltd.	99,100	3,957
	Persol Holdings Co. Ltd.	2,067,310	3,952
	TechnoPro Holdings Inc.	123,523	3,912
	United Urban Investment Corp.	3,561	3,910
	Credit Saison Co. Ltd.	147,925	3,903
	NGK Insulators Ltd.	308,205	3,902
	Invincible Investment Corp.	8,759	3,896
	Asahi Intecc Co. Ltd.	250,252	3,894
	Tohoku Electric Power Co. Inc.	553,840	3,886
	Marui Group Co. Ltd.	188,758	3,844
	Tobu Railway Co. Ltd.	224,099	3,815
	Lixil Corp.	328,402	3,805
	Tokyo Tatemono Co. Ltd.	226,439	3,789
*,1	Metaplanet Inc.	511,200	3,782
	Open House Group Co. Ltd.	85,124	3,764
	Medipal Holdings Corp.	227,151	3,761
	Gunma Bank Ltd.	400,672	3,752
	Odakyu Electric Railway Co. Ltd.	345,156	3,720
	J Front Retailing Co. Ltd.	274,638	3,702
	Tokyo Metro Co. Ltd.	342,100	3,686

	Shares	Market Value ($000)
NH Foods Ltd.	109,460	3,677
Sega Sammy Holdings Inc.	176,167	3,601
THK Co. Ltd.	126,499	3,556
DMG Mori Co. Ltd.	153,424	3,545
Rohto Pharmaceutical Co. Ltd.	243,894	3,481
Nomura Real Estate Holdings Inc.	626,600	3,472
Mitsubishi Gas Chemical Co. Inc.	200,290	3,460
Sapporo Holdings Ltd.	74,008	3,425
ANA Holdings Inc.	184,201	3,416
Electric Power Development Co. Ltd.	195,308	3,380
Horiba Ltd.	45,920	3,377
Japan Airlines Co. Ltd.	168,041	3,337
BIPROGY Inc.	82,699	3,335
Nisshin Seifun Group Inc.	283,905	3,291
Japan Hotel REIT Investment Corp.	5,942	3,266
Sankyu Inc.	55,268	3,253
Tokyo Ohka Kogyo Co. Ltd.	118,448	3,244
Tsuruha Holdings Inc.	44,031	3,241
Advance Residence Investment Corp.	3,139	3,237
Kewpie Corp.	118,174	3,229
Iyogin Holdings Inc.	275,625	3,203
Taiheiyo Cement Corp.	130,736	3,195
Nikon Corp.	324,404	3,151
SUMCO Corp.	399,152	3,122
Air Water Inc.	208,869	3,086
Yamazaki Baking Co. Ltd.	143,541	3,066
Hitachi Construction Machinery Co. Ltd.	105,537	3,057
Keio Corp.	130,125	3,038
Rinnai Corp.	123,008	3,036
Maruwa Co. Ltd.	10,062	3,033
COMSYS Holdings Corp.	131,891	3,024
Toyo Seikan Group Holdings Ltd.	143,931	2,981
Sumitomo Heavy Industries Ltd.	133,803	2,963
Mitsubishi Logistics Corp.	342,900	2,931
EXEO Group Inc.	221,668	2,912
Toyo Tire Corp.	136,830	2,898
Alfresa Holdings Corp.	199,100	2,890
Sugi Holdings Co. Ltd.	119,093	2,882
Yamaha Corp.	398,083	2,869
Takasago Thermal Engineering Co. Ltd.	59,098	2,867
Kadokawa Corp.	117,588	2,856
Cosmo Energy Holdings Co. Ltd.	64,309	2,854
Tokyo Seimitsu Co. Ltd.	45,721	2,844
GMO Payment Gateway Inc.	50,892	2,836
Fujitec Co. Ltd.	76,340	2,826
Cosmos Pharmaceutical Corp.	45,352	2,817
Koito Manufacturing Co. Ltd.	219,342	2,805
Kandenko Co. Ltd.	118,214	2,800
Lion Corp.	286,021	2,787
77 Bank Ltd.	80,670	2,786
Kamigumi Co. Ltd.	98,585	2,771
Japan Prime Realty Investment Corp.	4,200	2,759
Hokuhoku Financial Group Inc.	130,205	2,750
Keikyu Corp.	265,704	2,731
Zenkoku Hosho Co. Ltd.	126,830	2,706
Nikkon Holdings Co. Ltd.	120,006	2,703
Sohgo Security Services Co. Ltd.	386,345	2,691
Nichirei Corp.	221,202	2,662
Taiyo Yuden Co. Ltd.	142,381	2,660
Hirogin Holdings Inc.	299,726	2,614
Suzuken Co. Ltd.	68,893	2,604
Mitsui Mining & Smelting Co. Ltd.	61,345	2,595
Takashimaya Co. Ltd.	333,814	2,580
Topcon Corp.	117,714	2,563
Toho Gas Co. Ltd.	91,382	2,552
Dexerials Corp.	176,040	2,545
Nagoya Railroad Co. Ltd.	231,550	2,525
Sekisui House REIT Inc.	4,745	2,465
Stanley Electric Co. Ltd.	130,349	2,458
Iida Group Holdings Co. Ltd.	173,538	2,434

		Shares	Market Value ($000)
	Internet Initiative Japan Inc.	132,092	2,433
	Japan Airport Terminal Co. Ltd.	79,683	2,420
	Kakaku.com Inc.	141,769	2,410
	Resorttrust Inc.	194,088	2,404
	Kokuyo Co. Ltd.	405,228	2,388
	Nabtesco Corp.	129,421	2,381
	Sumitomo Rubber Industries Ltd.	208,245	2,380
	Iwatani Corp.	225,244	2,369
	Yamato Kogyo Co. Ltd.	42,154	2,365
	Kyudenko Corp.	55,018	2,351
	Mitsui Fudosan Logistics Park Inc.	3,495	2,343
	Yamaguchi Financial Group Inc.	205,404	2,325
	Miura Co. Ltd.	116,443	2,322
	Modec Inc.	54,409	2,318
	Chugin Financial Group Inc.	177,301	2,302
	Nishi-Nippon Financial Holdings Inc.	145,242	2,294
	Sundrug Co. Ltd.	76,993	2,282
	Daicel Corp.	264,779	2,278
	NSK Ltd.	476,110	2,278
	Mitsubishi Materials Corp.	148,368	2,266
	Nippon Gas Co. Ltd.	124,351	2,262
	Daishi Hokuetsu Financial Group Inc.	92,196	2,256
	Nifco Inc.	92,410	2,255
	Kyushu Financial Group Inc.	440,891	2,252
	Coca-Cola Bottlers Japan Holdings Inc.	147,099	2,249
	Japan Elevator Service Holdings Co. Ltd.	83,900	2,240
	JTEKT Corp.	258,610	2,235
	Industrial & Infrastructure Fund Investment Corp.	2,727	2,231
	Mitsui E&S Co. Ltd.	106,057	2,210
	Kansai Paint Co. Ltd.	155,986	2,209
	Nichias Corp.	57,539	2,201
*	Visional Inc.	28,163	2,201
	Keihan Holdings Co. Ltd.	107,043	2,196
	JGC Holdings Corp.	245,514	2,195
	Hakuhodo DY Holdings Inc.	275,643	2,169
	Nippon Accommodations Fund Inc.	2,754	2,158
	Nippon Electric Glass Co. Ltd.	79,364	2,124
	Yamada Holdings Co. Ltd.	695,873	2,121
	Activia Properties Inc.	2,476	2,115
	Toho Holdings Co. Ltd.	62,360	2,104
	Alps Alpine Co. Ltd.	198,320	2,101
	Macnica Holdings Inc.	160,377	2,095
	Mitsui-Soko Holdings Co. Ltd.	80,600	2,094
	Kobayashi Pharmaceutical Co. Ltd.	59,514	2,093
	Nagase & Co. Ltd.	105,185	2,073
	ADEKA Corp.	104,838	2,069
	Senko Group Holdings Co. Ltd.	152,910	2,058
	Kagome Co. Ltd.	107,434	2,053
	Penta-Ocean Construction Co. Ltd.	315,875	2,044
	Round One Corp.	198,703	2,041
	Chugoku Electric Power Co. Inc.	373,967	2,036
	Yaoko Co. Ltd.	31,301	2,026
	Ulvac Inc.	55,075	2,023
	Nankai Electric Railway Co. Ltd.	125,890	2,022
	Nihon Kohden Corp.	183,702	2,020
	SWCC Corp.	33,699	2,017
	Goldwin Inc.	39,032	2,010
	Tomy Co. Ltd.	95,086	2,009
	Dowa Holdings Co. Ltd.	61,529	2,009
*	Mercari Inc.	131,623	2,008
	Seino Holdings Co. Ltd.	131,610	2,002
	Japan Logistics Fund Inc.	3,222	2,000
	Amano Corp.	71,580	1,997
*	Money Forward Inc.	50,201	1,985
	Wacoal Holdings Corp.	54,867	1,983
	Mitsubishi Motors Corp.	752,691	1,978
	LaSalle Logiport REIT	2,076	1,976
	Taiyo Holdings Co. Ltd.	45,240	1,965
	NHK Spring Co. Ltd.	174,141	1,961
	ABC-Mart Inc.	103,598	1,939

		Shares	Market Value ($000)
	OBIC Business Consultants Co. Ltd.	33,606	1,938
	Organo Corp.	31,372	1,933
	Casio Computer Co. Ltd.	243,860	1,932
	Tokyo Century Corp.	168,832	1,932
	INFRONEER Holdings Inc.	228,195	1,928
	Makino Milling Machine Co. Ltd.	25,113	1,921
	Nissui Corp.	327,675	1,913
	Canon Marketing Japan Inc.	52,789	1,907
	Tsumura & Co.	76,965	1,899
	GS Yuasa Corp.	105,038	1,885
	AEON REIT Investment Corp.	2,177	1,856
	Hazama Ando Corp.	174,559	1,851
	Park24 Co. Ltd.	146,512	1,850
	NSD Co. Ltd.	77,152	1,845
	Sumitomo Bakelite Co. Ltd.	63,400	1,839
	DIC Corp.	91,919	1,814
	Ezaki Glico Co. Ltd.	58,558	1,808
	MEITEC Group Holdings Inc.	86,443	1,808
	Shiga Bank Ltd.	44,964	1,806
	Fuji Corp.	95,936	1,800
	Welcia Holdings Co. Ltd.	105,764	1,775
	Teijin Ltd.	206,906	1,759
	Kyoritsu Maintenance Co. Ltd.	72,976	1,757
*	Konica Minolta Inc.	540,241	1,756
	Morinaga Milk Industry Co. Ltd.	80,726	1,756
	Hisamitsu Pharmaceutical Co. Inc.	64,803	1,744
	Daiwabo Holdings Co. Ltd.	94,780	1,743
	Kanematsu Corp.	92,714	1,742
*	SHIFT Inc.	165,600	1,738
	PAL GROUP Holdings Co. Ltd.	53,004	1,734
	NS Solutions Corp.	73,796	1,731
	SBI Sumishin Net Bank Ltd.	54,200	1,729
	GMO internet group Inc.	67,312	1,724
	Zeon Corp.	161,514	1,714
	Tokuyama Corp.	79,882	1,711
	Meidensha Corp.	45,315	1,707
	Nihon M&A Center Holdings Inc.	341,424	1,707
	UACJ Corp.	43,169	1,699
	Maruichi Steel Tube Ltd.	70,227	1,698
	Koei Tecmo Holdings Co. Ltd.	129,086	1,690
	Nippon Kayaku Co. Ltd.	180,818	1,688
[1]	Aozora Bank Ltd.	114,921	1,686
	Frontier Real Estate Investment Corp.	2,945	1,680
	Mirait One Corp.	93,538	1,674
*	Sumitomo Pharma Co. Ltd.	194,062	1,670
	Fuyo General Lease Co. Ltd.	61,533	1,662
	K's Holdings Corp.	165,960	1,660
	Mori Hills REIT Investment Corp.	1,818	1,643
	Calbee Inc.	89,350	1,640
	Hulic REIT Inc.	1,502	1,638
	Toyoda Gosei Co. Ltd.	77,259	1,630
	Anritsu Corp.	150,853	1,626
	North Pacific Bank Ltd.	377,493	1,624
	Toda Corp.	254,320	1,622
	UBE Corp.	105,300	1,612
	Takara Holdings Inc.	190,679	1,605
	Kose Corp.	41,566	1,595
	Sinfonia Technology Co. Ltd.	25,378	1,594
	Shikoku Electric Power Co. Inc.	190,225	1,583
	Hanwa Co. Ltd.	39,029	1,572
	Rorze Corp.	116,760	1,570
	SKY Perfect JSAT Holdings Inc.	165,730	1,570
	Yoshinoya Holdings Co. Ltd.	72,402	1,569
	Inaba Denki Sangyo Co. Ltd.	59,060	1,549
	Kotobuki Spirits Co. Ltd.	115,765	1,545
	Comforia Residential REIT Inc.	786	1,544
*	Kioxia Holdings Corp.	94,500	1,539
	Nipro Corp.	167,048	1,538
	Nojima Corp.	67,100	1,534
	Nitto Boseki Co. Ltd.	34,869	1,526

		Shares	Market Value ($000)
	Sanki Engineering Co. Ltd.	51,798	1,524
	House Foods Group Inc.	82,354	1,523
	Mabuchi Motor Co. Ltd.	105,222	1,521
	Daiwa Securities Living Investments Corp.	2,245	1,521
	Kaneka Corp.	53,630	1,518
	Tokai Carbon Co. Ltd.	222,286	1,518
	Rengo Co. Ltd.	261,626	1,517
	Toridoll Holdings Corp.	51,400	1,512
	Rakus Co. Ltd.	98,501	1,511
	Takeuchi Manufacturing Co. Ltd.	42,041	1,503
	Kusuri no Aoki Holdings Co. Ltd.	56,478	1,503
	Aica Kogyo Co. Ltd.	60,755	1,496
	Sotetsu Holdings Inc.	94,438	1,491
	Sawai Group Holdings Co. Ltd.	116,044	1,490
	Tsubakimoto Chain Co.	104,432	1,466
	NOK Corp.	95,529	1,449
	Nippon Shokubai Co. Ltd.	127,308	1,447
	OKUMA Corp.	53,180	1,447
	Pigeon Corp.	130,795	1,446
	Mitsubishi Estate Logistics REIT Investment Corp.	1,804	1,438
	NTT UD REIT Investment Corp.	1,660	1,430
	Suruga Bank Ltd.	154,883	1,426
	Micronics Japan Co. Ltd.	39,047	1,423
	Max Co. Ltd.	42,418	1,421
	Mori Trust REIT Inc.	2,903	1,413
	H2O Retailing Corp.	106,812	1,411
	Jeol Ltd.	49,224	1,408
	H.U. Group Holdings Inc.	65,242	1,402
	SHO-BOND Holdings Co. Ltd.	43,786	1,398
	Denka Co. Ltd.	98,871	1,394
	Glory Ltd.	54,043	1,390
	Mizuho Leasing Co. Ltd.	180,730	1,388
[1]	Colowide Co. Ltd.	107,337	1,386
	Morinaga & Co. Ltd.	86,820	1,386
	Daiwa Office Investment Corp.	596	1,385
[1]	Hokkaido Electric Power Co. Inc.	228,670	1,370
	San-In Godo Bank Ltd.	161,998	1,364
	Citizen Watch Co. Ltd.	226,081	1,357
	Osaka Soda Co. Ltd.	111,195	1,354
*	Sharp Corp.	286,015	1,352
	Ito En Ltd.	61,834	1,343
	DTS Corp.	40,412	1,341
	Yonex Co. Ltd.	68,028	1,336
	DeNA Co. Ltd.	85,435	1,331
	Hyakugo Bank Ltd.	266,038	1,316
	Relo Group Inc.	114,416	1,314
	Create Restaurants Holdings Inc.	128,576	1,308
	JVCKenwood Corp.	165,175	1,306
	Namura Shipbuilding Co. Ltd.	63,900	1,305
	Tokyu REIT Inc.	991	1,289
	Toei Animation Co. Ltd.	58,850	1,288
	Acom Co. Ltd.	444,426	1,285
	Nippon Shinyaku Co. Ltd.	59,660	1,285
	Okamura Corp.	81,423	1,283
	Tokyo Kiraboshi Financial Group Inc.	29,765	1,283
	Sumitomo Warehouse Co. Ltd.	61,736	1,280
	Harmonic Drive Systems Inc.	67,020	1,271
	Okumura Corp.	42,985	1,270
	Ferrotec Holdings Corp.	52,841	1,267
	EDION Corp.	94,957	1,263
	Kanadevia Corp.	186,534	1,259
*	PeptiDream Inc.	113,130	1,254
	Ship Healthcare Holdings Inc.	89,310	1,246
	Fuji Media Holdings Inc.	52,684	1,242
	Japan Excellent Inc.	1,337	1,237
	Seven Bank Ltd.	686,272	1,233
	Japan Petroleum Exploration Co. Ltd.	169,485	1,231
[1]	TBS Holdings Inc.	37,437	1,231
	Duskin Co. Ltd.	46,195	1,220
	Daido Steel Co. Ltd.	158,225	1,218

		Shares	Market Value ($000)
	Toyota Boshoku Corp.	85,726	1,218
	Juroku Financial Group Inc.	35,237	1,215
	Ain Holdings Inc.	31,507	1,213
	CKD Corp.	67,345	1,202
	Dentsu Soken Inc.	27,292	1,199
	Saizeriya Co. Ltd.	34,081	1,196
	Nippon Television Holdings Inc.	55,300	1,196
	Yodogawa Steel Works Ltd.	155,350	1,196
	Inabata & Co. Ltd.	55,098	1,195
	NIPPON REIT Investment Corp.	1,891	1,184
	Fukuoka REIT Corp.	986	1,180
	Mizuno Corp.	64,745	1,179
	Nishi-Nippon Railroad Co. Ltd.	82,747	1,177
	Toei Co. Ltd.	34,040	1,176
	AEON Financial Service Co. Ltd.	129,631	1,166
	Kiyo Bank Ltd.	64,100	1,166
	Senshu Ikeda Holdings Inc.	273,064	1,162
*	Sansan Inc.	90,985	1,151
	Bunka Shutter Co. Ltd.	67,948	1,150
	DCM Holdings Co. Ltd.	120,862	1,149
	Meiko Electronics Co. Ltd.	23,418	1,148
	Nippon Soda Co. Ltd.	50,544	1,146
	Sangetsu Corp.	57,505	1,144
	Heiwa Real Estate REIT Inc.	1,219	1,143
	Bic Camera Inc.	108,793	1,136
	Chugoku Marine Paints Ltd.	55,136	1,133
	Hoshino Resorts REIT Inc.	651	1,129
	TKC Corp.	37,464	1,125
	Arcs Co. Ltd.	55,441	1,116
	Pilot Corp.	38,284	1,115
	Daihen Corp.	23,607	1,115
	Musashi Seimitsu Industry Co. Ltd.	51,504	1,109
	Kissei Pharmaceutical Co. Ltd.	37,652	1,109
*	Sanken Electric Co. Ltd.	19,496	1,106
	Monex Group Inc.	211,118	1,097
	Tokai Tokyo Financial Holdings Inc.	302,534	1,091
	Simplex Holdings Inc.	40,200	1,091
	OSG Corp.	84,097	1,088
	Ushio Inc.	87,937	1,079
	Anycolor Inc.	34,600	1,078
	Kureha Corp.	47,078	1,074
	Takuma Co. Ltd.	74,152	1,073
[1]	Kasumigaseki Capital Co. Ltd.	8,445	1,072
	Exedy Corp.	33,963	1,066
	Daiseki Co. Ltd.	45,584	1,061
	Hokuriku Electric Power Co.	204,542	1,061
	Star Asia Investment Corp.	2,733	1,061
	Japan Securities Finance Co. Ltd.	87,581	1,060
	Aiful Corp.	358,242	1,059
	Lintec Corp.	52,367	1,050
	Itoham Yonekyu Holdings Inc.	31,127	1,050
	Nihon Parkerizing Co. Ltd.	114,851	1,048
	TOKAI Holdings Corp.	147,875	1,047
	Workman Co. Ltd.	24,381	1,044
	Nakanishi Inc.	80,634	1,038
	Toagosei Co. Ltd.	105,514	1,034
	Seria Co. Ltd.	55,757	1,027
	Kato Sangyo Co. Ltd.	26,999	1,025
	Shochiku Co. Ltd.	12,056	1,022
	Kumagai Gumi Co. Ltd.	34,337	1,021
	TS Tech Co. Ltd.	85,022	1,021
	As One Corp.	64,868	1,019
	Oki Electric Industry Co. Ltd.	97,510	1,015
	Ohsho Food Service Corp.	40,950	1,013
	Shibaura Mechatronics Corp.	14,400	1,013
	Monogatari Corp.	38,926	1,010
	Taikisha Ltd.	56,334	1,009
	Financial Partners Group Co. Ltd.	62,718	1,007
	NTN Corp.	588,417	1,004
	Tadano Ltd.	139,366	1,003

		Shares	Market Value ($000)
	KOMEDA Holdings Co. Ltd.	50,258	1,002
	Hyakujushi Bank Ltd.	30,278	996
	Starts Corp. Inc.	32,860	994
	KYB Corp.	46,154	992
	Fuji Oil Co. Ltd.	51,990	978
	Megmilk Snow Brand Co. Ltd.	51,706	977
	Valor Holdings Co. Ltd.	54,925	970
	Izumi Co. Ltd.	45,915	967
	Takasago International Corp.	20,133	965
	Seiko Group Corp.	34,693	964
	Raito Kogyo Co. Ltd.	46,588	963
[1]	Towa Corp.	77,514	963
	Nishimatsu Construction Co. Ltd.	28,921	962
	ARE Holdings Inc.	81,616	962
	PALTAC Corp.	33,552	960
	Global One Real Estate Investment Corp.	1,014	959
	JAFCO Group Co. Ltd.	58,165	956
	Kaken Pharmaceutical Co. Ltd.	36,639	955
	Fujimi Inc.	63,730	950
	Takara Standard Co. Ltd.	55,481	949
	Mixi Inc.	41,242	944
	Jaccs Co. Ltd.	34,684	940
	Maruha Nichiro Corp.	45,232	939
	Nisshin Oillio Group Ltd.	27,590	938
	Dai-Dan Co. Ltd.	30,838	938
	Katitas Co. Ltd.	55,800	936
	Ariake Japan Co. Ltd.	21,117	935
	Gunze Ltd.	36,844	934
	Bank of Nagoya Ltd.	16,018	932
	Kurabo Industries Ltd.	17,504	929
	Fuji Seal International Inc.	50,503	928
	Seiren Co. Ltd.	56,782	928
	Nisshinbo Holdings Inc.	144,811	920
	GungHo Online Entertainment Inc.	48,034	920
	Okasan Securities Group Inc.	212,356	919
	Keiyo Bank Ltd.	122,053	917
	San-A Co. Ltd.	46,032	917
	Yellow Hat Ltd.	85,532	905
	Toyo Ink SC Holdings Co. Ltd.	42,722	905
	Daiichikosho Co. Ltd.	84,214	904
	FP Corp.	50,586	902
	Hokkoku Financial Holdings Inc.	24,184	895
	Totetsu Kogyo Co. Ltd.	32,270	893
	Leopalace21 Corp.	188,776	890
	Nippn Corp.	61,563	888
	Digital Garage Inc.	33,648	885
	Mitsubishi Shokuhin Co. Ltd.	21,135	884
	Tamron Co. Ltd.	146,616	881
	Sumitomo Osaka Cement Co. Ltd.	33,826	880
	Nanto Bank Ltd.	29,321	879
	Riken Keiki Co. Ltd.	41,740	879
	Ogaki Kyoritsu Bank Ltd.	46,519	876
	Daiei Kankyo Co. Ltd.	42,200	870
	Toa Corp.	69,172	864
	U-Next Holdings Co. Ltd.	63,882	859
	Appier Group Inc.	84,400	856
	Pola Orbis Holdings Inc.	101,352	855
	Joyful Honda Co. Ltd.	61,714	852
	C Uyemura & Co. Ltd.	13,300	852
	Hosiden Corp.	54,534	848
	Royal Holdings Co. Ltd.	47,979	847
[1]	Hokuetsu Corp.	124,756	840
	Open Up Group Inc.	68,374	838
	Heiwa Corp.	60,356	836
	Maruzen Showa Unyu Co. Ltd.	17,538	836
	Nippon Paper Industries Co. Ltd.	113,209	833
	Lifedrink Co. Inc.	55,744	833
	Noritake Co. Ltd.	29,180	830
	Itoki Corp.	53,900	825
	Nippon Light Metal Holdings Co. Ltd.	70,934	823

		Shares	Market Value ($000)
	FCC Co. Ltd.	40,838	820
	Tokai Rika Co. Ltd.	51,070	818
	Kaga Electronics Co. Ltd.	42,536	816
	SMS Co. Ltd.	80,768	809
	San-Ai Obbli Co. Ltd.	59,842	807
	Hankyu Hanshin REIT Inc.	759	803
	JINS Holdings Inc.	15,030	797
	TOMONY Holdings Inc.	197,108	797
	Japan Aviation Electronics Industry Ltd.	49,691	796
	Furuno Electric Co. Ltd.	27,389	790
	Heiwado Co. Ltd.	40,962	790
	Paramount Bed Holdings Co. Ltd.	48,122	790
	ARCLANDS Corp.	68,376	789
	Okinawa Cellular Telephone Co.	23,056	783
	JMDC Inc.	30,200	780
	Aoyama Trading Co. Ltd.	51,382	779
	Nippon Densetsu Kogyo Co. Ltd.	41,038	779
	Fukuda Denshi Co. Ltd.	16,742	779
	Fukuyama Transporting Co. Ltd.	32,545	775
	Sumitomo Densetsu Co. Ltd.	17,835	775
	Tocalo Co. Ltd.	57,856	774
	Hiday Hidaka Corp.	34,349	773
*	Hino Motors Ltd.	317,956	773
	Itochu Enex Co. Ltd.	57,488	772
	Musashino Bank Ltd.	31,251	771
	Heiwa Real Estate Co. Ltd.	52,070	762
	Cybozu Inc.	28,688	757
	Mitsubishi Pencil Co. Ltd.	55,192	757
	Shinmaywa Industries Ltd.	62,629	756
	KH Neochem Co. Ltd.	39,837	754
	Yokogawa Bridge Holdings Corp.	42,359	751
	Aichi Financial Group Inc.	41,943	751
	MOS Food Services Inc.	29,486	747
	Toyo Construction Co. Ltd.	68,270	746
	Justsystems Corp.	29,442	741
	Takara Leben Real Estate Investment Corp.	1,186	741
	Chudenko Corp.	30,282	735
	Komeri Co. Ltd.	35,670	735
	Shoei Co. Ltd.	61,400	735
	Create SD Holdings Co. Ltd.	32,199	734
	Life Corp.	45,620	729
	Transcosmos Inc.	30,577	728
	MCJ Co. Ltd.	78,308	728
	Arata Corp.	33,898	723
	Sanyo Denki Co. Ltd.	11,659	723
	Zuken Inc.	18,735	721
	Japan Material Co. Ltd.	79,036	720
	Hamakyorex Co. Ltd.	74,316	719
	Awa Bank Ltd.	33,923	719
	Taihei Dengyo Kaisha Ltd.	16,730	719
	Maeda Kosen Co. Ltd.	57,000	719
	Toyobo Co. Ltd.	110,692	717
	Aichi Steel Corp.	46,988	715
	Trusco Nakayama Corp.	48,918	712
	Ichigo Office REIT Investment Corp.	1,119	709
	Mani Inc.	84,015	707
	Pacific Industrial Co. Ltd.	51,792	707
	Maxell Ltd.	53,102	706
	Iino Kaiun Kaisha Ltd.	102,995	706
	Digital Arts Inc.	13,356	706
	Tri Chemical Laboratories Inc.	31,100	706
	Systena Corp.	265,620	704
	CRE Logistics REIT Inc.	711	704
	Autobacs Seven Co. Ltd.	71,714	700
	Tosei Corp.	35,873	692
	Shibaura Machine Co. Ltd.	26,893	692
	Konoike Transport Co. Ltd.	32,259	690
	Kitz Corp.	82,088	689
	Yurtec Corp.	42,051	688
	Future Corp.	43,832	685

		Shares	Market Value ($000)
	Sakata Seed Corp.	30,450	685
	Morita Holdings Corp.	44,916	682
	Kanamoto Co. Ltd.	30,375	681
	Wacom Co. Ltd.	158,231	681
	Topre Corp.	49,712	681
	Tokyo Steel Manufacturing Co. Ltd.	65,449	681
	SOSiLA Logistics REIT Inc.	875	680
	Kurimoto Ltd.	13,045	679
	Tsugami Corp.	49,162	677
	Sakata INX Corp.	47,506	676
	Uchida Yoko Co. Ltd.	9,859	675
	Noritsu Koki Co. Ltd.	64,215	671
	Nishimatsuya Chain Co. Ltd.	45,380	669
	Central Automotive Products Ltd.	52,200	667
	Fujita Kanko Inc.	9,565	666
	T Hasegawa Co. Ltd.	32,199	664
[1]	Nomura Micro Science Co. Ltd.	36,800	664
	Galilei Co. Ltd.	30,196	662
	Mirai Corp.	2,170	660
	Happinet Corp.	17,534	659
	Fuji Kyuko Co. Ltd.	46,793	658
	Matsui Securities Co. Ltd.	133,923	655
	Towa Pharmaceutical Co. Ltd.	30,180	655
	Hogy Medical Co. Ltd.	20,696	653
	Nittetsu Mining Co. Ltd.	13,244	651
	Ryoyo Ryosan Holdings Inc.	35,376	650
	Nichiha Corp.	31,168	649
	Nohmi Bosai Ltd.	25,000	649
	Ai Holdings Corp.	40,536	649
	Mitsui High-Tec Inc.	128,840	647
	Infomart Corp.	235,532	646
	Nextage Co. Ltd.	51,900	644
	Dip Corp.	39,706	643
	Fuso Chemical Co. Ltd.	22,612	641
	Elecom Co. Ltd.	49,422	639
[1]	Kura Sushi Inc.	22,910	629
	Nitto Kogyo Corp.	28,477	629
	Rigaku Holdings Corp.	123,000	628
	Shibuya Corp.	26,004	625
	TechMatrix Corp.	43,900	625
	Adastria Co. Ltd.	31,372	623
	JCU Corp.	26,498	623
	Mitsuuroko Group Holdings Co. Ltd.	43,900	621
	Yamanashi Chuo Bank Ltd.	33,156	615
	JAC Recruitment Co. Ltd.	87,436	612
	Earth Corp.	18,839	609
	Ichigo Inc.	229,343	607
	Nichicon Corp.	70,914	607
	Nichireki Group Co. Ltd.	31,000	607
	YAMABIKO Corp.	41,747	606
	Belc Co. Ltd.	12,646	605
	Funai Soken Holdings Inc.	38,456	605
	Eiken Chemical Co. Ltd.	38,456	604
	Eizo Corp.	42,020	598
	Nikkiso Co. Ltd.	66,720	597
	Token Corp.	6,466	597
	Kohnan Shoji Co. Ltd.	22,977	593
	Toshiba TEC Corp.	29,687	593
	Nippon Seiki Co. Ltd.	57,791	592
	Showa Sangyo Co. Ltd.	29,486	592
*	Nxera Pharma Co. Ltd.	98,200	592
	Hosokawa Micron Corp.	16,542	591
	Tsuburaya Fields Holdings Inc.	38,842	591
	Nitta Corp.	21,611	591
	San ju San Financial Group Inc.	26,173	589
	Nomura Co. Ltd.	96,540	587
	Ricoh Leasing Co. Ltd.	16,137	587
	Oita Bank Ltd.	18,729	586
	United Super Markets Holdings Inc.	93,987	586
	Totech Corp.	31,200	586

		Shares	Market Value ($000)
	BML Inc.	25,203	585
	Genky DrugStores Co. Ltd.	19,800	585
	Argo Graphics Inc.	16,700	584
	Noevir Holdings Co. Ltd.	19,127	583
	Menicon Co. Ltd.	75,284	582
	Toyo Tanso Co. Ltd.	18,035	579
	Premium Group Co. Ltd.	38,500	579
	JBCC Holdings Inc.	67,400	579
	Japan Wool Textile Co. Ltd.	62,600	578
	Okamoto Industries Inc.	17,029	577
	Ichibanya Co. Ltd.	89,120	576
	Central Glass Co. Ltd.	26,516	573
	Daio Paper Corp.	102,866	573
	Mitani Sekisan Co. Ltd.	10,000	572
	Tokyu Construction Co. Ltd.	82,980	570
	PILLAR Corp.	22,200	569
	Shikoku Kasei Holdings Corp.	41,044	568
	Megachips Corp.	15,717	567
	Wakita & Co. Ltd.	48,599	567
	Konishi Co. Ltd.	70,060	564
	Mochida Pharmaceutical Co. Ltd.	27,580	563
*	Atom Corp.	125,751	562
	Nishio Holdings Co. Ltd.	20,133	562
[1]	Sakura Internet Inc.	28,600	558
	Doutor Nichires Holdings Co. Ltd.	33,471	556
	CTI Engineering Co. Ltd.	27,600	553
	Zacros Corp.	21,130	551
	Kumiai Chemical Industry Co. Ltd.	101,537	547
	Prima Meat Packers Ltd.	34,565	546
	Kyokuto Kaihatsu Kogyo Co. Ltd.	31,462	545
	Nagawa Co. Ltd.	12,700	544
	Sun Corp.	14,188	544
	Furukawa Co. Ltd.	34,147	543
	Tsurumi Manufacturing Co. Ltd.	20,904	543
	Shin-Etsu Polymer Co. Ltd.	45,932	542
	ZERIA Pharmaceutical Co. Ltd.	39,205	541
	One REIT Inc.	305	541
	SIGMAXYZ Holdings Inc.	68,000	541
*	Medley Inc.	26,400	540
	HIS Co. Ltd.	57,248	539
	Onward Holdings Co. Ltd.	132,159	538
	Yamazen Corp.	60,692	538
	Teikoku Sen-I Co. Ltd.	27,103	537
	Ishihara Sangyo Kaisha Ltd.	37,039	535
	UT Group Co. Ltd.	31,700	535
	Okinawa Financial Group Inc.	23,580	534
	Japan Lifeline Co. Ltd.	55,808	533
	Shin Nippon Air Technologies Co. Ltd.	30,300	532
	Fuji Co. Ltd.	39,416	530
	Tokyotokeiba Co. Ltd.	15,330	528
	Zojirushi Corp.	43,898	524
	Axial Retailing Inc.	69,036	522
	Noritz Corp.	41,141	522
	Toho Bank Ltd.	214,050	521
	Sinko Industries Ltd.	61,227	518
	Sumitomo Riko Co. Ltd.	40,933	518
	Chiba Kogyo Bank Ltd.	52,400	517
	Milbon Co. Ltd.	30,514	515
	Sumitomo Mitsui Construction Co. Ltd.	130,632	515
	AOKI Holdings Inc.	45,023	512
	METAWATER Co. Ltd.	28,096	511
	Mitsubishi Logisnext Co. Ltd.	39,561	509
	Japan Transcity Corp.	66,076	507
	First Bank of Toyama Ltd.	70,771	507
	Sun Frontier Fudousan Co. Ltd.	36,104	505
	WingArc1st Inc.	21,100	505
	AZ-COM MARUWA Holdings Inc.	65,188	503
	Tsukishima Holdings Co. Ltd.	32,737	498
	TSI Holdings Co. Ltd.	71,184	498
	World Co. Ltd.	27,100	498

		Shares	Market Value ($000)
	S&B Foods Inc.	25,000	497
	TOA ROAD Corp.	46,245	495
	ASKUL Corp.	49,510	494
	Kisoji Co. Ltd.	30,700	494
	Nissan Shatai Co. Ltd.	71,410	493
	Aisan Industry Co. Ltd.	44,251	489
	Yuasa Trading Co. Ltd.	15,726	489
[1]	Ringer Hut Co. Ltd.	32,398	486
	Kyorin Pharmaceutical Co. Ltd.	48,287	485
	m-up Holdings Inc.	34,800	485
	Hibiya Engineering Ltd.	17,797	484
	Krosaki Harima Corp.	21,124	484
	Fujibo Holdings Inc.	12,249	483
	Komori Corp.	50,087	482
	Starzen Co. Ltd.	61,896	481
	Mitsuboshi Belting Ltd.	20,101	479
	Weathernews Inc.	16,248	478
	Sekisui Jushi Corp.	33,371	478
	Koshidaka Holdings Co. Ltd.	52,768	477
	Prestige International Inc.	109,506	476
	Ryobi Ltd.	31,477	476
	Raksul Inc.	57,900	475
	Yamaichi Electronics Co. Ltd.	24,800	472
	Anest Iwata Corp.	45,250	470
	Union Tool Co.	11,256	470
	Plus Alpha Consulting Co. Ltd.	31,089	468
	Idec Corp.	30,979	467
	Miyazaki Bank Ltd.	17,571	465
	Orient Corp.	70,174	464
	Npr Riken Corp.	27,520	463
	Joshin Denki Co. Ltd.	28,314	462
	Kawada Technologies Inc.	17,740	462
	Eagle Industry Co. Ltd.	28,676	459
	Nippon Signal Co. Ltd.	61,721	458
*	Chiyoda Corp.	190,308	452
	Iriso Electronics Co. Ltd.	23,307	448
	Oyo Corp.	21,602	448
	Asanuma Corp.	84,500	448
	Senshu Electric Co. Ltd.	15,862	448
	United Arrows Ltd.	30,778	447
	ESPEC Corp.	21,112	447
	Mandom Corp.	46,427	443
	IDOM Inc.	68,153	440
	Nippon Yakin Kogyo Co. Ltd.	15,931	440
	Valqua Ltd.	18,831	440
	Yahagi Construction Co. Ltd.	33,286	437
	Matsuyafoods Holdings Co. Ltd.	10,463	436
	Yokorei Co. Ltd.	62,427	435
	Daiichi Jitsugyo Co. Ltd.	25,571	433
*,1	PKSHA Technology Inc.	18,588	433
	A&D HOLON Holdings Co. Ltd.	32,563	433
	TRE Holdings Corp.	48,200	432
	Nippon Kanzai Holdings Co. Ltd.	23,525	432
	Mitsui DM Sugar Co. Ltd.	20,929	429
	Star Micronics Co. Ltd.	37,343	429
	Doshisha Co. Ltd.	25,597	427
	TV Asahi Holdings Corp.	22,600	425
	Kamei Corp.	25,096	425
	Toenec Corp.	47,840	422
	en Japan Inc.	36,300	421
	Alconix Corp.	30,120	421
	Raiznext Corp.	33,923	420
	Teikoku Electric Manufacturing Co. Ltd.	18,718	419
	Optex Group Co. Ltd.	36,968	417
	Hirata Corp.	29,445	416
	HI-LEX Corp.	25,300	416
	Riken Vitamin Co. Ltd.	21,728	415
	Bank of Iwate Ltd.	17,724	413
	SBS Holdings Inc.	19,400	413
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	18,219	409

		Shares	Market Value ($000)
	Tokai Corp.	29,318	409
	Itochu-Shokuhin Co. Ltd.	6,076	408
	Nissha Co. Ltd.	45,728	406
[1]	Ise Chemicals Corp.	2,244	406
	Kameda Seika Co. Ltd.	15,138	405
	Aida Engineering Ltd.	66,934	404
[1]	Shoei Foods Corp.	14,741	402
	TPR Co. Ltd.	28,772	402
	Altech Corp.	22,100	402
	Denyo Co. Ltd.	20,229	401
	Hochiki Corp.	19,100	401
	Takamatsu Construction Group Co. Ltd.	19,629	400
	Sakai Moving Service Co. Ltd.	22,618	400
	Restar Corp.	22,227	399
	Yamae Group Holdings Co. Ltd.	23,200	399
	Computer Engineering & Consulting Ltd.	26,928	398
	Shibusawa Logistics Corp.	13,756	398
	Anicom Holdings Inc.	77,136	398
	Akita Bank Ltd.	18,324	397
	Shofu Inc.	29,500	397
	DyDo Group Holdings Inc.	22,439	396
	ASAHI YUKIZAI Corp.	13,744	394
	Tanseisha Co. Ltd.	45,249	394
	Vital KSK Holdings Inc.	46,842	394
	Tosei REIT Investment Corp.	416	393
	Retail Partners Co. Ltd.	41,000	392
	Matsuda Sangyo Co. Ltd.	16,443	392
	Tokyo Electron Device Ltd.	22,516	392
	Katakura Industries Co. Ltd.	22,500	390
	Starts Proceed Investment Corp.	312	389
	Daiwa Industries Ltd.	34,777	387
[1]	Piolax Inc.	33,288	386
	Nippon Parking Development Co. Ltd.	220,110	386
	Fixstars Corp.	28,700	386
	S Foods Inc.	21,836	384
	ASKA Pharmaceutical Holdings Co. Ltd.	23,504	384
	Hioki EE Corp.	10,359	383
	Pack Corp.	50,838	382
*,1	Remixpoint Inc.	120,284	382
	GLOBERIDE Inc.	25,400	380
	Marusan Securities Co. Ltd.	61,929	377
*	euglena Co. Ltd.	119,908	377
	Miyaji Engineering Group Inc.	29,014	377
[1]	OSAKA Titanium Technologies Co. Ltd.	34,414	376
	Meisei Industrial Co. Ltd.	36,184	375
	Japan Pulp & Paper Co. Ltd.	86,190	374
	Broadleaf Co. Ltd.	74,126	374
	Nachi-Fujikoshi Corp.	17,413	372
	eGuarantee Inc.	37,600	372
	Tochigi Bank Ltd.	126,342	371
	Aeon Hokkaido Corp.	62,300	370
	Japan Investment Adviser Co. Ltd.	30,300	369
	Furuya Metal Co. Ltd.	21,600	368
	Nichiden Corp.	19,440	367
	Torishima Pump Manufacturing Co. Ltd.	25,601	367
	Nissei ASB Machine Co. Ltd.	8,463	365
	Canon Electronics Inc.	21,516	364
	Sanyo Chemical Industries Ltd.	13,852	363
	Seikitokyu Kogyo Co. Ltd.	37,200	362
	Nippon Road Co. Ltd.	21,770	361
	Nippon Ceramic Co. Ltd.	18,310	361
	Sala Corp.	56,500	361
	Airman Corp.	26,500	361
	Obara Group Inc.	14,045	360
	Keihanshin Building Co. Ltd.	34,731	359
	Nagaileben Co. Ltd.	24,783	359
	SRA Holdings	11,768	359
	Chori Co. Ltd.	14,152	358
	Procrea Holdings Inc.	35,310	358
	Yamagata Bank Ltd.	35,358	356

		Shares	Market Value ($000)
	Murakami Corp.	8,199	356
	Sato Corp.	25,093	355
	Matsuya Co. Ltd.	47,819	354
	Bell System24 Holdings Inc.	39,348	354
	Tokushu Tokai Paper Co. Ltd.	13,560	353
	Press Kogyo Co. Ltd.	88,793	351
	Halows Co. Ltd.	10,661	350
	Toho Titanium Co. Ltd.	38,650	350
	Qol Holdings Co. Ltd.	26,127	350
	Osaka Organic Chemical Industry Ltd.	18,100	350
	Nippon Carbon Co. Ltd.	12,751	349
	Riso Kagaku Corp.	45,166	348
	Topy Industries Ltd.	20,118	348
	Bank of the Ryukyus Ltd.	42,542	347
[1]	Tama Home Co. Ltd.	14,700	347
	Bando Chemical Industries Ltd.	29,003	345
	Goldcrest Co. Ltd.	15,726	344
	Oiles Corp.	24,171	344
	Arisawa Manufacturing Co. Ltd.	33,500	343
	Health Care & Medical Investment Corp.	450	343
	Imperial Hotel Ltd.	52,600	343
	Kyokuyo Co. Ltd.	11,057	342
	DKS Co. Ltd.	10,000	342
	Seika Corp.	9,954	341
	Tachibana Eletech Co. Ltd.	17,900	339
	Chubu Shiryo Co. Ltd.	30,379	337
	J-Oil Mills Inc.	24,516	337
*	Net Protections Holdings Inc.	69,200	337
	Onoken Co. Ltd.	35,230	336
	Riken Technos Corp.	43,493	335
	Neturen Co. Ltd.	42,140	333
	Chofu Seisakusho Co. Ltd.	25,011	331
	Optorun Co. Ltd.	30,600	330
	Ki-Star Real Estate Co. Ltd.	10,300	330
*	Nippon Sheet Glass Co. Ltd.	99,082	328
	Strike Co. Ltd.	12,630	328
	Curves Holdings Co. Ltd.	66,368	328
	Futaba Industrial Co. Ltd.	60,829	327
	Shizuoka Gas Co. Ltd.	43,438	326
	Kyoei Steel Ltd.	22,602	325
	Pasona Group Inc.	23,720	325
	Shinnihon Corp.	27,882	324
	Okura Industrial Co. Ltd.	11,164	322
*	Oisix ra daichi Inc.	28,354	322
	Shinagawa Refractories Co. Ltd.	28,162	322
	RS Technologies Co. Ltd.	15,600	321
	Chuo Spring Co. Ltd.	15,928	320
	Insource Co. Ltd.	53,000	320
	JM Holdings Co. Ltd.	16,600	317
	Geo Holdings Corp.	29,064	316
	Saibu Gas Holdings Co. Ltd.	25,792	316
	Samty Residential Investment Corp.	482	316
[1]	Tohokushinsha Film Corp.	69,800	315
	Aiphone Co. Ltd.	16,645	313
	Sodick Co. Ltd.	52,714	311
	Tachi-S Co. Ltd.	26,271	311
	Okinawa Electric Power Co. Inc.	48,344	309
	Fukui Bank Ltd.	24,496	308
	France Bed Holdings Co. Ltd.	35,898	308
[1]	Change Holdings Inc.	40,100	307
[1]	Santec Holdings Corp.	7,850	307
	TDC Soft Inc.	35,383	307
	Hakuto Co. Ltd.	12,145	306
	JCR Pharmaceuticals Co. Ltd.	81,832	306
[1]	Rock Field Co. Ltd.	30,112	306
	Mitsubishi Research Institute Inc.	9,771	306
	Software Service Inc.	3,400	306
	Bank of Saga Ltd.	16,844	305
	Marudai Food Co. Ltd.	24,196	305
	NS United Kaiun Kaisha Ltd.	10,955	304

		Shares	Market Value ($000)
	Transaction Co. Ltd.	17,500	304
	Comture Corp.	26,100	303
	RYODEN Corp.	15,740	301
	Kyokuto Securities Co. Ltd.	30,900	300
*,1	M&A Research Institute Holdings Inc.	33,365	300
	Tamura Corp.	93,647	299
[1]	KeePer Technical Laboratory Co. Ltd.	13,826	299
	Yondenko Corp.	34,000	299
	Sumitomo Seika Chemicals Co. Ltd.	9,959	298
	Cosel Co. Ltd.	38,397	297
	Godo Steel Ltd.	11,758	297
	MARUKA FURUSATO Corp.	18,900	297
	Sagami Holdings Corp.	25,411	296
	M&A Capital Partners Co. Ltd.	15,144	295
	MEC Co. Ltd.	15,946	295
	Sakai Chemical Industry Co. Ltd.	15,528	294
	ES-Con Japan Ltd.	45,600	293
	Chubu Steel Plate Co. Ltd.	20,300	293
	Hisaka Works Ltd.	30,302	292
	Hokkaido Gas Co. Ltd.	72,345	292
	Istyle Inc.	76,976	292
	Dai Nippon Toryo Co. Ltd.	35,386	291
	Kanto Denka Kogyo Co. Ltd.	51,387	290
	Hoosiers Holdings Co. Ltd.	32,400	290
	K&O Energy Group Inc.	15,136	290
	Sankei Real Estate Inc.	458	290
	Hokuto Corp.	23,605	289
	Nippon Fine Chemical Co. Ltd.	16,000	289
	grems Inc.	17,300	288
	Roland Corp.	13,800	288
	G-Tekt Corp.	23,304	287
	Nihon Chouzai Co. Ltd.	12,338	287
	Koatsu Gas Kogyo Co. Ltd.	39,573	286
	Nippon Thompson Co. Ltd.	71,694	285
	Tekken Corp.	13,742	285
	Warabeya Nichiyo Holdings Co. Ltd.	15,939	285
	St. Marc Holdings Co. Ltd.	17,934	285
	Mars Group Holdings Corp.	14,458	284
	Enplas Corp.	8,051	281
	Sintokogio Ltd.	46,478	280
	Septeni Holdings Co. Ltd.	95,300	280
	Shinwa Co. Ltd.	12,349	279
	Unipres Corp.	39,320	279
	JSB Co. Ltd.	10,800	279
	VT Holdings Co. Ltd.	90,194	278
	Genki Global Dining Concepts Corp.	12,093	278
	COLOPL Inc.	78,882	273
	Sinanen Holdings Co. Ltd.	6,260	272
	Base Co. Ltd.	11,700	272
	Yondoshi Holdings Inc.	23,618	271
	Osaki Electric Co. Ltd.	38,910	270
	Daikokutenbussan Co. Ltd.	5,677	270
	GREE Holdings Inc.	82,439	270
	ESCON Japan REIT Investment Corp.	328	270
	Asahi Diamond Industrial Co. Ltd.	54,560	269
	Cawachi Ltd.	14,646	268
	Nihon Nohyaku Co. Ltd.	45,281	266
	Kappa Create Co. Ltd.	26,493	266
	Stella Chemifa Corp.	9,259	263
	Kyodo Printing Co. Ltd.	28,660	263
	NEC Capital Solutions Ltd.	10,266	261
	Sumida Corp.	37,955	259
	Zenrin Co. Ltd.	35,095	257
	Miroku Jyoho Service Co. Ltd.	20,512	256
	Shikoku Bank Ltd.	30,836	255
	Icom Inc.	13,200	254
	Toyo Corp.	25,095	254
	J Trust Co. Ltd.	85,743	252
	BRONCO BILLY Co. Ltd.	9,359	251
	JDC Corp.	80,900	251

		Shares	Market Value ($000)
	I'll Inc.	13,500	251
	Mirai Industry Co. Ltd.	9,995	251
	Avant Group Corp.	25,000	250
	Xebio Holdings Co. Ltd.	33,598	248
	Sanyo Electric Railway Co. Ltd.	18,723	247
	Akatsuki Inc.	12,500	247
	Fukuda Corp.	6,976	246
*	RENOVA Inc.	52,200	245
	Fujicco Co. Ltd.	22,701	244
	Daikyonishikawa Corp.	51,745	244
	Ines Corp.	20,788	243
	ST Corp.	22,649	243
	Tokyo Energy & Systems Inc.	22,110	243
	Vision Inc.	33,113	243
	Nippon Rietec Co. Ltd.	18,500	242
	Daito Pharmaceutical Co. Ltd.	30,130	241
	Koa Corp.	34,269	240
	Alpen Co. Ltd.	15,028	240
	West Holdings Corp.	24,114	240
	Toa Corp. (XTKS)	34,497	239
	Fujiya Co. Ltd.	14,551	238
	Nippon Denko Co. Ltd.	127,676	238
	SRE Holdings Corp.	11,383	238
	PHC Holdings Corp.	38,900	238
	Nittoku Co. Ltd.	17,600	238
	Tomoku Co. Ltd.	10,856	236
	Shinsho Corp.	16,800	235
	Gift Holdings Inc.	10,200	235
	Link & Motivation Inc.	70,300	233
	Ehime Bank Ltd.	32,241	231
	Vector Inc.	31,494	231
	Siix Corp.	28,236	230
	giftee Inc.	24,741	230
	Kanaden Corp.	18,316	229
	Shinko Shoji Co. Ltd.	34,930	229
	Toyo Kanetsu KK	8,460	229
	CMK Corp.	93,681	228
	Key Coffee Inc.	17,322	228
	FULLCAST Holdings Co. Ltd.	20,596	227
	Wellneo Sugar Co. Ltd.	14,900	227
	Mitsuba Corp.	39,839	226
	Nihon Tokushu Toryo Co. Ltd.	16,700	226
	Moriroku Co. Ltd.	14,100	226
	Oriental Shiraishi Corp.	88,329	226
	Kosaido Holdings Co. Ltd.	74,200	225
	Iwaki Co. Ltd.	12,900	225
	Kyosan Electric Manufacturing Co. Ltd.	66,383	221
	JP-Holdings Inc.	61,245	219
	Sparx Group Co. Ltd.	22,080	219
	Takara Bio Inc.	37,186	217
	Belluna Co. Ltd.	33,977	216
	Chiyoda Co. Ltd.	27,087	216
	Kojima Co. Ltd.	26,993	216
	Chiyoda Integre Co. Ltd.	10,546	215
	Mie Kotsu Group Holdings Inc.	64,336	215
	Inui Global Logistics Co. Ltd.	25,703	215
	Shin Nippon Biomedical Laboratories Ltd.	23,210	214
	Softcreate Holdings Corp.	14,396	213
	Mirarth Holdings Inc.	82,412	211
	eRex Co. Ltd.	42,761	211
	Avex Inc.	24,855	210
	Iseki & Co. Ltd.	22,631	210
	Okabe Co. Ltd.	36,411	210
	Hokkan Holdings Ltd.	15,555	206
	Osaka Steel Co. Ltd.	12,048	204
	Seikagaku Corp.	47,622	203
	MTI Ltd.	32,978	202
	Takaoka Toko Co. Ltd.	10,552	202
	Fujio Food Group Inc.	26,800	201
	Pacific Metals Co. Ltd.	16,133	198

		Shares	Market Value ($000)
[1]	Toyo Gosei Co. Ltd.	5,800	195
	Giken Ltd.	20,237	193
	LEC Inc.	25,884	193
	Feed One Co. Ltd.	26,868	193
	Midac Holdings Co. Ltd.	13,435	192
	Komatsu Matere Co. Ltd.	37,243	190
	Towa Bank Ltd.	37,147	189
	Aeon Fantasy Co. Ltd.	7,870	187
	Yokowo Co. Ltd.	18,040	187
	Daido Metal Co. Ltd.	40,834	186
	LITALICO Inc.	19,800	186
	V Technology Co. Ltd.	9,458	185
	Futaba Corp.	45,100	185
	Fudo Tetra Corp.	11,771	184
	Okuwa Co. Ltd.	29,777	184
[1]	Daikoku Denki Co. Ltd.	12,500	183
[1]	Ministop Co. Ltd.	13,744	183
*	Nippon Chemi-Con Corp.	22,196	183
	Solasto Corp.	64,600	183
	GMO Financial Holdings Inc.	33,000	183
	Kenko Mayonnaise Co. Ltd.	14,738	182
	Maezawa Kyuso Industries Co. Ltd.	21,416	180
	TOC Co. Ltd.	37,192	180
	Ichiyoshi Securities Co. Ltd.	35,838	179
	Nissin Corp.	3,349	178
	Kanagawa Chuo Kotsu Co. Ltd.	7,270	176
	YAKUODO Holdings Co. Ltd.	11,552	176
	Alpha Systems Inc.	7,367	175
	Fuji Pharma Co. Ltd.	18,900	175
	Shimojima Co. Ltd.	21,000	175
	Ichikoh Industries Ltd.	68,744	174
	G-7 Holdings Inc.	19,800	172
	Nippon Beet Sugar Manufacturing Co. Ltd.	10,651	170
*	Universal Entertainment Corp.	25,490	170
	Honeys Holdings Co. Ltd.	17,130	168
	Maxvalu Tokai Co. Ltd.	8,000	168
	Intage Holdings Inc.	12,950	167
	Nichiban Co. Ltd.	12,500	167
	Shima Seiki Manufacturing Ltd.	23,368	164
	KPP Group Holdings Co. Ltd.	31,971	164
	Carta Holdings Inc.	11,800	163
	Amvis Holdings Inc.	47,391	162
	Inaba Seisakusho Co. Ltd.	13,563	160
	Rokko Butter Co. Ltd.	19,544	159
	Aizawa Securities Group Co. Ltd.	18,526	159
	YA-MAN Ltd.	28,870	158
	Sanoh Industrial Co. Ltd.	33,998	157
*	Furukawa Battery Co. Ltd.	16,863	155
	Gakken Holdings Co. Ltd.	24,212	154
	Fukui Computer Holdings Inc.	7,569	153
	World Holdings Co. Ltd.	9,600	152
*	PIA Corp.	7,671	151
	Taki Chemical Co. Ltd.	7,800	151
	S-Pool Inc.	69,660	148
	Tayca Corp.	17,788	146
	Yukiguni Factory Co. Ltd.	19,400	145
[1]	FP Partner Inc.	10,546	144
*	Sourcenext Corp.	119,100	141
	JSP Corp.	11,248	141
	Komehyo Holdings Co. Ltd.	7,300	141
	WDB Holdings Co. Ltd.	12,376	140
	CAC Holdings Corp.	10,247	138
	Studio Alice Co. Ltd.	9,656	138
	Tv Tokyo Holdings Corp.	5,674	138
	Shindengen Electric Manufacturing Co. Ltd.	7,964	137
	Sanshin Electronics Co. Ltd.	8,300	136
	Arakawa Chemical Industries Ltd.	17,922	134
	FAN Communications Inc.	41,203	133
	Elan Corp.	23,300	132
	Airport Facilities Co. Ltd.	20,915	131

		Shares	Market Value ($000)
	Kintetsu Department Store Co. Ltd.	10,658	130
*	TerraSky Co. Ltd.	8,390	130
	Marvelous Inc.	35,569	128
	Daiho Corp.	23,020	127
	Yorozu Corp.	20,213	127
	Rheon Automatic Machinery Co. Ltd.	13,786	126
	Management Solutions Co. Ltd.	11,326	126
	Hodogaya Chemical Co. Ltd.	12,546	125
	WATAMI Co. Ltd.	18,418	124
	Sankyo Seiko Co. Ltd.	29,935	122
	ZIGExN Co. Ltd.	36,100	121
	Yamashin-Filter Corp.	28,699	121
	Aichi Corp.	14,082	120
*	KNT-CT Holdings Co. Ltd.	17,349	119
	Digital Holdings Inc.	14,700	119
	Oro Co. Ltd.	5,700	119
	Nafco Co. Ltd.	9,593	119
	Nihon Trim Co. Ltd.	3,879	117
	BrainPad Inc.	13,140	117
	Asahi Co. Ltd.	12,343	110
	Central Security Patrols Co. Ltd.	6,802	107
	Nakayama Steel Works Ltd.	25,129	106
	Gamecard-Joyco Holdings Inc.	6,400	106
*,1	Miyakoshi Holdings Inc.	12,290	104
	CTS Co. Ltd.	17,691	102
	Pronexus Inc.	13,431	101
	Fuso Pharmaceutical Industries Ltd.	6,867	101
	Amuse Inc.	9,354	101
	Nitto Kohki Co. Ltd.	7,950	101
*	Nippon Coke & Engineering Co. Ltd.	163,622	101
[1]	Sumiseki Holdings Inc.	24,400	101
	Buffalo Inc.	6,359	100
	ValueCommerce Co. Ltd.	18,600	99
	Sankyo Tateyama Inc.	24,277	98
	Artnature Inc.	17,906	95
	Riso Kyoiku Co. Ltd.	64,300	92
	FIDEA Holdings Co. Ltd.	9,090	92
	Corona Corp.	14,040	88
	GMO GlobalSign Holdings KK	5,811	88
	Central Sports Co. Ltd.	5,146	86
	Tsutsumi Jewelry Co. Ltd.	5,800	86
	Media Do Co. Ltd.	7,430	86
	Tsubaki Nakashima Co. Ltd.	36,602	85
	LIFULL Co. Ltd.	63,539	84
*,1	Japan Display Inc.	696,539	83
*	Optim Corp.	22,782	80
	Shimadaya Corp.	6,359	80
	Nippon Sharyo Ltd.	4,968	79
	Airtrip Corp.	13,100	79
	Cleanup Corp.	16,030	77
	Daisyo Corp.	9,858	77
	Yushin Co.	18,504	77
	Pharma Foods International Co. Ltd.	13,106	77
	JX Advanced Metals Corp.	12,900	76
	Ohara Inc.	9,100	71
	EM Systems Co. Ltd.	13,900	71
	Daiki Aluminium Industry Co. Ltd.	10,235	71
	Advan Group Co. Ltd.	11,387	65
	Tess Holdings Co. Ltd.	22,300	65
	Gecoss Corp.	7,450	64
	Atrae Inc.	10,976	56
	Tokyo Individualized Educational Institute Inc.	22,504	54
*	Demae-Can Co. Ltd.	43,900	52
	Takamiya Co. Ltd.	21,700	48
	Techno Ryowa Ltd.	1,700	46
	CHIMNEY Co. Ltd.	5,300	45
	Nihon Dengi Co. Ltd.	1,200	40
*	FDK Corp.	13,864	37
	Tosho Co. Ltd.	7,831	35
	Fibergate Inc.	7,426	35

		Shares	Market Value ($000)
	Nisso Holdings Co. Ltd.	7,800	34
	Cresco Ltd.	2,800	32
	Achilles Corp.	3,430	25
*,1	Open Door Inc.	7,400	25
	Kanamic Network Co. Ltd.	8,300	24
[1]	Kitanotatsujin Corp.	21,600	21
	SBI ARUHI Corp.	3,500	19
	Nishikawa Rubber Co. Ltd.	1,000	19
	Ebase Co. Ltd.	4,900	16
	Tokyo Keiki Inc.	300	8
*	baudroie inc	300	6
	Taiho Kogyo Co. Ltd.	335	1
			6,144,474
New Zealand (0.7%)
	Fisher & Paykel Healthcare Corp. Ltd.	637,395	13,811
	Auckland International Airport Ltd.	1,921,402	8,524
	Infratil Ltd.	1,058,106	7,225
	EBOS Group Ltd.	217,552	5,242
	Meridian Energy Ltd.	1,443,951	4,854
	Contact Energy Ltd.	897,842	4,812
	Mainfreight Ltd.	95,297	3,322
	Spark New Zealand Ltd.	2,076,164	2,969
	Mercury NZ Ltd.	800,782	2,918
*	Fletcher Building Ltd.	1,218,759	2,174
	Summerset Group Holdings Ltd.	251,701	1,695
*	Ryman Healthcare Ltd.	1,019,613	1,499
	Goodman Property Trust	1,160,313	1,373
	Freightways Group Ltd.	191,901	1,259
	Precinct Properties Group	1,598,855	1,186
	Genesis Energy Ltd.	675,383	947
	Kiwi Property Group Ltd.	1,586,809	910
	Vector Ltd.	304,153	788
	Air New Zealand Ltd.	1,917,991	655
	Argosy Property Ltd.	924,139	626
*	SKYCITY Entertainment Group Ltd.	949,027	570
	Stride Property Group	567,995	414
	Scales Corp. Ltd.	132,271	368
*	Oceania Healthcare Ltd.	846,602	343
	SKY Network Television Ltd.	155,561	283
			68,767
Singapore (3.5%)
	DBS Group Holdings Ltd.	2,391,284	87,771
	Oversea-Chinese Banking Corp. Ltd.	3,857,597	49,991
	United Overseas Bank Ltd.	1,464,890	40,699
	Singapore Telecommunications Ltd.	8,498,215	25,326
	Singapore Technologies Engineering Ltd.	1,767,130	11,888
	Singapore Exchange Ltd.	958,518	11,753
	CapitaLand Integrated Commercial Trust	6,752,566	11,401
	Keppel Ltd.	1,654,660	10,750
	CapitaLand Ascendas REIT	4,185,710	8,962
	Singapore Airlines Ltd.	1,615,783	8,440
	Sembcorp Industries Ltd.	1,043,068	6,202
	Capitaland Investment Ltd.	2,684,405	5,717
	Wilmar International Ltd.	2,127,516	4,815
	Seatrium Ltd.	2,438,618	4,238
	Keppel DC REIT	2,126,296	3,869
	Genting Singapore Ltd.	6,667,694	3,761
	Mapletree Industrial Trust	2,408,221	3,754
	Mapletree Logistics Trust	3,953,372	3,516
	Thai Beverage PCL	8,633,400	3,083
	Venture Corp. Ltd.	305,416	3,029
	UOL Group Ltd.	560,197	2,961
	ComfortDelGro Corp. Ltd.	2,419,804	2,845
	Mapletree Pan Asia Commercial Trust	2,660,837	2,637
	Frasers Centrepoint Trust	1,487,969	2,537
	SATS Ltd.	1,032,466	2,519
	City Developments Ltd.	489,717	2,318
	NetLink NBN Trust	3,320,800	2,288
	Frasers Logistics & Commercial Trust	3,267,556	2,207

		Shares	Market Value ($000)
	Suntec REIT	2,453,466	2,184
	CapitaLand Ascott Trust	3,016,233	2,076
	Keppel REIT	2,720,734	1,986
	ESR-REIT	814,333	1,725
	iFAST Corp. Ltd.	243,700	1,696
	Keppel Infrastructure Trust	5,004,209	1,692
	Parkway Life REIT	495,454	1,535
	Jardine Cycle & Carriage Ltd.	72,927	1,477
	Golden Agri-Resources Ltd.	7,240,393	1,417
	Hutchison Port Holdings Trust	6,108,766	1,218
	Sheng Siong Group Ltd.	729,899	1,178
	Capitaland India Trust	1,173,134	1,073
	Lendlease Global Commercial REIT	2,166,700	915
	CapitaLand China Trust	1,447,730	845
	AIMS APAC REIT	755,001	807
	UMS Integration Ltd.	650,800	758
	Olam Group Ltd.	932,500	746
	Starhill Global REIT	1,791,501	743
	Raffles Medical Group Ltd.	972,637	739
	Stoneweg Europe Stapled Trust	377,980	682
	StarHub Ltd.	716,370	679
	CDL Hospitality Trusts	1,069,000	656
	SIA Engineering Co. Ltd.	271,209	641
	First Resources Ltd.	541,489	632
	Singapore Post Ltd.	1,664,929	626
	Digital Core REIT Management Pte. Ltd.	1,141,900	597
	OUE REIT	2,512,516	571
	Far East Hospitality Trust	1,139,089	525
*	AEM Holdings Ltd.	355,891	438
	Riverstone Holdings Ltd.	621,700	337
	First REIT	1,380,608	292
	Prime US REIT	1,342,330	243
*	Keppel Pacific Oak US REIT	975,100	204
	Bumitama Agri Ltd.	313,547	198
*	COSCO Shipping International Singapore Co. Ltd.	2,009,200	191
*	Manulife US REIT	2,020,275	132
	Nanofilm Technologies International Ltd.	213,000	120
			361,851
South Korea (12.9%)
	Samsung Electronics Co. Ltd. (XKRX)	5,602,287	285,515
[1]	SK Hynix Inc.	647,495	125,495
	KB Financial Group Inc.	438,178	34,812
	NAVER Corp.	178,690	30,073
	Hanwha Aerospace Co. Ltd.	38,517	27,480
	Shinhan Financial Group Co. Ltd.	523,010	25,467
	Hyundai Motor Co.	164,051	24,957
*,1	Doosan Enerbility Co. Ltd.	528,292	24,750
	Celltrion Inc.	176,850	22,673
	Kia Corp.	288,424	21,104
	Hana Financial Group Inc.	332,454	20,326
	POSCO Holdings Inc.	84,787	18,645
*,2	Samsung Biologics Co. Ltd.	21,831	16,679
	Kakao Corp.	367,126	15,228
*	Alteogen Inc.	47,134	15,205
	Hyundai Mobis Co. Ltd.	70,460	14,868
	Woori Financial Group Inc.	812,024	14,408
	Korea Shipbuilding & Offshore Engineering Co. Ltd.	53,594	13,773
*,1	LG Energy Solution Ltd.	49,493	13,530
	Hyundai Rotem Co. Ltd.	86,619	12,521
	LG Chem Ltd. (XKRX)	55,028	11,831
	Samsung Fire & Marine Insurance Co. Ltd.	37,198	11,743
	KT&G Corp.	123,415	11,567
*	SK Square Co. Ltd.	107,249	11,552
	Samsung C&T Corp.	90,191	10,881
	Samsung SDI Co. Ltd. (XKRX)	72,775	10,443
*	Samsung Heavy Industries Co. Ltd.	757,965	10,346
*	Hanwha Ocean Co. Ltd.	118,815	9,551
	HD Hyundai Electric Co. Ltd.	26,338	9,373
[1]	Hyundai Heavy Industries Co. Ltd.	26,329	9,240

		Shares	Market Value ($000)
	Korea Electric Power Corp.	307,861	8,504
	Samsung Life Insurance Co. Ltd.	94,061	8,490
	SK Inc.	56,004	8,128
*	Krafton Inc.	33,178	7,812
	Meritz Financial Group Inc.	90,524	7,518
	Samsung Electro-Mechanics Co. Ltd.	66,337	7,048
	LG Electronics Inc. (XKRX)	126,444	6,999
	LG Corp.	103,656	5,885
[1]	HMM Co. Ltd.	348,178	5,854
[1]	SK Innovation Co. Ltd.	74,617	5,773
	LIG Nex1 Co. Ltd.	12,755	5,744
	Korea Aerospace Industries Ltd.	84,534	5,725
[1]	Yuhan Corp.	65,658	5,529
	Samsung SDS Co. Ltd.	47,680	5,463
*,1	Peptron Inc.	25,468	5,318
	HD Hyundai Co. Ltd.	49,898	5,106
[1]	Samyang Foods Co. Ltd.	4,864	5,026
	Korea Investment Holdings Co. Ltd.	48,729	4,989
	Hyosung Heavy Industries Corp.	5,693	4,963
	Coway Co. Ltd.	63,471	4,950
*,1	HLB Inc.	142,038	4,898
	HYBE Co. Ltd.	26,112	4,853
	DB Insurance Co. Ltd.	52,325	4,809
	Hyundai Glovis Co. Ltd.	44,494	4,700
*,1	Ecopro BM Co. Ltd.	57,805	4,573
[1]	KakaoBank Corp.	225,529	4,535
[1]	Ecopro Co. Ltd.	119,260	4,193
	Industrial Bank of Korea	300,225	4,189
	Hyundai Engineering & Construction Co. Ltd.	86,310	4,177
	HD Hyundai Mipo	27,099	4,124
[1]	LS Electric Co. Ltd.	18,248	4,028
*,1	POSCO Future M Co. Ltd.	39,049	3,972
	APR Corp.	28,806	3,786
	Samsung Securities Co. Ltd.	74,568	3,780
[1]	Korean Air Lines Co. Ltd.	223,162	3,778
[1]	Hanwha Systems Co. Ltd.	87,797	3,736
[1]	Doosan Co. Ltd.	8,186	3,498
	Samsung E&A Co. Ltd.	178,216	3,379
[1]	Amorepacific Corp.	34,986	3,371
[1]	Hanmi Semiconductor Co. Ltd.	50,849	3,298
[1]	Korea Zinc Co. Ltd.	5,545	3,179
[1]	Mirae Asset Securities Co. Ltd.	231,644	3,162
	BNK Financial Group Inc.	301,744	3,160
	PharmaResearch Co. Ltd.	7,556	3,008
*,1	LigaChem Biosciences Inc.	30,294	2,899
[1]	IsuPetasys Co. Ltd.	61,168	2,820
[1]	Hanwha Solutions Corp.	127,709	2,796
[1]	Hanjin Kal Corp.	35,446	2,773
	LG Uplus Corp.	251,910	2,652
*,1	LG Display Co. Ltd.	342,265	2,650
	Hankook Tire & Technology Co. Ltd.	81,935	2,613
[1]	LG H&H Co. Ltd. (XKRX)	11,365	2,576
	Hyundai Steel Co.	100,443	2,556
[1]	Sam Chun Dang Pharm Co. Ltd.	17,192	2,527
	LS Corp.	20,403	2,516
	HD Hyundai Marine Solution Co. Ltd.	16,482	2,411
*	SK Biopharmaceuticals Co. Ltd.	33,873	2,386
	Doosan Bobcat Inc.	58,978	2,338
	NH Investment & Securities Co. Ltd.	160,627	2,329
[1]	Hanwha Corp. (XKRX)	32,593	2,328
[1]	KIWOOM Securities Co. Ltd.	14,960	2,307
	Poongsan Corp.	19,844	2,289
[1]	S-Oil Corp.	48,635	2,194
	JB Financial Group Co. Ltd.	130,079	2,159
*,1	ABLBio Inc.	41,233	2,149
	Orion Corp.	26,837	2,143
	NCSoft Corp.	15,076	2,093
[1]	LEENO Industrial Inc.	60,066	2,040
[1]	Posco International Corp.	55,290	1,933
[1]	LG Innotek Co. Ltd.	17,156	1,914

		Shares	Market Value ($000)
*,1	Rainbow Robotics	9,516	1,876
	GS Holdings Corp.	52,466	1,856
	Kangwon Land Inc.	136,965	1,839
[1]	Cosmax Inc.	9,949	1,792
*,1	Hanwha Vision Co. Ltd.	40,219	1,768
[1]	CJ Corp.	15,772	1,753
	CJ CheilJedang Corp. (XKRX)	9,499	1,710
	iM Financial Group Co. Ltd.	171,655	1,708
*,1	Naturecell Co. Ltd.	62,729	1,699
	JYP Entertainment Corp.	32,263	1,681
[1]	HD Hyundai Infracore Co. Ltd.	150,842	1,665
	Kumho Petrochemical Co. Ltd.	18,663	1,634
*,1	SKC Co. Ltd.	22,564	1,624
*	Hugel Inc.	6,673	1,611
*	Hanwha Engine	64,523	1,602
*,1	Kakaopay Corp.	34,644	1,587
	Hyundai Elevator Co. Ltd.	25,107	1,532
[1]	Eo Technics Co. Ltd.	9,867	1,525
*,1	L&F Co. Ltd.	30,030	1,502
[1]	KEPCO Engineering & Construction Co. Inc.	22,475	1,484
*,1	Taihan Electric Wire Co. Ltd.	131,001	1,470
	Hanmi Pharm Co. Ltd.	7,296	1,460
	E-MART Inc.	22,181	1,422
*,1	Silicon2 Co. Ltd.	37,164	1,377
	Hansol Chemical Co. Ltd.	10,604	1,376
*	Hyundai Marine & Fire Insurance Co. Ltd.	71,070	1,341
*,1	GemVax & Kael Co. Ltd.	34,401	1,340
[1]	KCC Corp.	5,035	1,336
[2]	Netmarble Corp.	31,232	1,334
	SM Entertainment Co. Ltd.	13,699	1,308
*,1	Hotel Shilla Co. Ltd.	37,796	1,271
[1]	Kolmar Korea Co. Ltd.	17,829	1,244
	S-1 Corp.	22,961	1,224
	Korean Reinsurance Co.	158,887	1,220
	DB HiTek Co. Ltd.	37,371	1,219
	DL E&C Co. Ltd.	34,205	1,155
	Cheil Worldwide Inc.	78,088	1,116
*,1	Ecopro Materials Co. Ltd.	30,625	1,111
[1]	Posco DX Co. Ltd.	64,675	1,106
	Misto Holdings Corp.	42,473	1,093
	OCI Holdings Co. Ltd.	16,118	1,081
	Youngone Corp.	24,843	1,080
[1]	Douzone Bizon Co. Ltd.	20,978	1,072
	Park Systems Corp.	5,399	1,066
*,1	Voronoi Inc.	12,658	1,062
*,1	SK Bioscience Co. Ltd.	32,302	1,057
	GS Engineering & Construction Corp.	75,874	1,052
	Lotte Chemical Corp.	21,762	1,036
[1]	NongShim Co. Ltd.	3,733	1,036
*,1	Doosan Robotics Inc.	23,934	1,032
	Korea Gas Corp.	32,878	1,013
[1]	Classys Inc.	24,494	1,013
*,1	Pearl Abyss Corp.	35,569	995
	Samsung Card Co. Ltd.	27,534	986
[1]	CS Wind Corp.	29,080	957
[1]	HPSP Co. Ltd.	49,777	949
	HL Mando Co. Ltd.	37,843	941
*,1	Enchem Co. Ltd.	19,630	935
[1]	KEPCO Plant Service & Engineering Co. Ltd.	24,829	929
[1]	Shinsung Delta Tech Co. Ltd.	19,321	929
	ST Pharm Co. Ltd.	14,865	925
	Shinsegae Inc.	7,449	920
*,1	Celltrion Pharm Inc.	23,642	909
[1]	Hyundai Autoever Corp.	8,141	897
*,1	Lunit Inc.	26,387	882
	Pan Ocean Co. Ltd.	291,259	880
	YG Entertainment Inc.	14,369	878
[1]	Hyundai Construction Equipment Co. Ltd.	13,078	870
*	Oscotec Inc.	38,327	867
[1]	F&F Co. Ltd.	17,123	858

		Shares	Market Value ($000)
	Soulbrain Co. Ltd.	4,848	822
*,1	Doosan Fuel Cell Co. Ltd.	48,918	818
[1]	Hanmi Science Co. Ltd.	22,313	811
[1]	Dongjin Semichem Co. Ltd.	35,951	810
*	Hanwha Life Insurance Co. Ltd.	324,526	810
	Hyundai Department Store Co. Ltd.	15,867	805
	WONIK IPS Co. Ltd.	33,967	793
	Dongsuh Cos. Inc.	37,125	792
*,1	ISU Specialty Chemical	24,409	769
	BGF retail Co. Ltd.	9,370	759
	Seegene Inc.	35,311	752
[1]	TechWing Inc.	37,938	751
	LX International Corp.	32,499	749
	Han Kuk Carbon Co. Ltd.	34,768	749
*	Hanall Biopharma Co. Ltd.	38,630	745
*,1	CosmoAM&T Co. Ltd.	26,901	744
	HDC Hyundai Development Co-Engineering & Construction	43,314	731
	Hyundai Wia Corp.	19,883	710
[1]	Daejoo Electronic Materials Co. Ltd.	13,362	704
*,1	Mezzion Pharma Co. Ltd.	25,176	694
	Green Cross Corp.	6,626	690
	Daou Technology Inc.	27,398	689
[1]	Koh Young Technology Inc.	66,346	686
	Lotte Shopping Co. Ltd.	13,301	685
	Lotte Corp.	33,927	684
	Medytox Inc.	6,445	678
	Kolon Industries Inc.	22,886	676
*,1	VT Co. Ltd.	25,846	667
[1]	Jusung Engineering Co. Ltd.	34,320	664
	Amorepacific Holdings Corp.	29,277	651
	Daeduck Electronics Co. Ltd.	38,127	649
	Youngone Holdings Co. Ltd.	6,352	644
	Paradise Co. Ltd.	49,392	642
*,2	SK IE Technology Co. Ltd.	31,862	632
*	Lotte Tour Development Co. Ltd.	50,351	630
	CJ Logistics Corp.	9,835	627
	SK REITs Co. Ltd.	178,484	620
*	Daewoo Engineering & Construction Co. Ltd.	229,050	616
*,1	Kakao Games Corp.	49,290	606
	S&S Tech Corp.	16,634	595
*,1	SOLUM Co. Ltd.	49,929	592
*	Kumho Tire Co. Inc.	175,956	587
[1]	People & Technology Inc.	23,230	580
	SK Chemicals Co. Ltd.	11,808	576
*	CJ ENM Co. Ltd.	12,195	575
	Caregen Co. Ltd.	16,055	572
*,1	Seojin System Co. Ltd.	36,355	570
*	Hanwha Investment & Securities Co. Ltd.	135,832	568
	Daewoong Pharmaceutical Co. Ltd.	5,354	564
[1]	Pharmicell Co. Ltd.	61,237	561
	ISC Co. Ltd.	13,022	559
	DI Dong Il Corp.	17,957	552
[1]	LOTTE Fine Chemical Co. Ltd.	17,718	546
	SK Gas Ltd.	2,849	543
	Chong Kun Dang Pharmaceutical Corp.	8,825	536
[1]	HK inno N Corp.	16,621	536
	Hite Jinro Co. Ltd.	36,513	531
[1]	Daishin Securities Co. Ltd.	28,839	530
*	Wemade Co. Ltd.	23,363	525
	Hyosung Corp.	8,269	516
*,1	Ananti Inc.	71,723	512
	DL Holdings Co. Ltd.	14,176	512
	Eugene Technology Co. Ltd.	15,949	508
	GS Retail Co. Ltd.	42,438	496
	Otoki Corp.	1,729	495
	Hyosung TNC Corp.	2,933	495
	LX Semicon Co. Ltd.	12,510	493
	HDC Holdings Co. Ltd.	29,325	487
	DoubleUGames Co. Ltd.	12,016	483
*,1	Chabiotech Co. Ltd.	60,425	480

		Shares	Market Value ($000)
*,1	SHIFT UP Corp.	16,027	480
*	Lotte Energy Materials Corp.	26,802	478
[1]	Hana Tour Service Inc.	12,309	476
*	Studio Dragon Corp.	13,849	461
	Shinhan Alpha REIT Co. Ltd.	116,099	460
	Hankook & Co. Co. Ltd.	26,463	459
*	Cafe24 Corp.	14,779	456
*,1	Hanon Systems	192,952	454
[1]	Sung Kwang Bend Co. Ltd.	19,737	452
[1]	SIMMTECH Co. Ltd.	27,653	452
*,1	Synopex Inc.	93,259	452
[1]	Hana Micron Inc.	49,213	451
	LOTTE REIT Co. Ltd.	160,940	445
	Soop Co. Ltd.	7,802	443
	L&C Bio Co. Ltd.	18,684	443
	SL Corp.	18,195	434
	ESR Kendall Square REIT Co. Ltd.	141,615	433
	Lake Materials Co. Ltd.	48,287	431
*,1	Hyundai Bioscience Co. Ltd.	99,988	426
*,1	Danal Co. Ltd.	70,056	419
*	Duk San Neolux Co. Ltd.	14,368	412
	HS Hyosung Advanced Materials Corp.	2,884	408
*,1	SK oceanplant Co. Ltd.	28,712	408
	Daewoong Co. Ltd.	24,126	403
	SK Networks Co. Ltd.	122,684	402
[1]	Dongwon Industries Co. Ltd.	12,177	401
*,1	HLB Life Science Co. Ltd.	117,518	399
	Seah Besteel Holdings Corp.	17,701	397
	SK Discovery Co. Ltd.	10,068	396
[1]	Advanced Nano Products Co. Ltd.	10,227	394
[1]	NICE Information Service Co. Ltd.	33,349	391
	Orion Holdings Corp.	24,323	390
	Grand Korea Leisure Co. Ltd.	34,777	388
*,1	Cosmochemical Co. Ltd.	32,923	386
	Daesang Corp.	22,688	383
	RFHIC Corp.	19,184	382
	Tokai Carbon Korea Co. Ltd.	4,972	381
	ENF Technology Co. Ltd.	12,313	373
	Lotte Chilsung Beverage Co. Ltd.	3,931	367
	Humedix Co. Ltd.	7,749	366
	Dentium Co. Ltd.	7,768	359
[1]	Hancom Inc.	18,237	359
	PSK Inc.	24,221	358
*,1	Creative & Innovative System	66,084	358
	DongKook Pharmaceutical Co. Ltd.	26,207	355
*	CJ CGV Co. Ltd.	95,161	351
	Sebang Global Battery Co. Ltd.	7,355	350
*,1	Binex Co. Ltd.	29,253	349
[1]	BH Co. Ltd.	33,319	349
*,1	KMW Co. Ltd.	36,170	342
*,1	Shin Poong Pharmaceutical Co. Ltd.	38,748	340
	SNT Motiv Co. Ltd.	14,248	339
	Ecopro HN Co. Ltd.	17,738	335
	Binggrae Co. Ltd.	5,694	333
*	Asiana Airlines Inc.	48,231	328
	Hanssem Co. Ltd.	9,683	326
	NEXTIN Inc.	9,532	322
[1]	Cheryong Electric Co. Ltd.	11,152	322
	Green Cross Holdings Corp.	27,591	317
	Harim Holdings Co. Ltd.	47,103	317
	NHN Corp.	15,273	315
*,1	Fadu Inc.	36,214	313
	SD Biosensor Inc.	43,350	312
*	Hanwha General Insurance Co. Ltd.	71,879	310
[1]	TK Corp.	18,653	307
	TKG Huchems Co. Ltd.	23,711	301
	Dong-A Socio Holdings Co. Ltd.	3,734	300
*,1	Korea Line Corp.	224,844	299
	Mcnex Co. Ltd.	14,132	299
	Korea Electric Terminal Co. Ltd.	6,268	298

		Shares	Market Value ($000)
[1]	Hanil Cement Co. Ltd.	19,888	297
	Innocean Worldwide Inc.	20,975	297
[1]	Intellian Technologies Inc.	8,455	294
	SFA Engineering Corp.	16,607	293
[1]	Dongkuk Steel Mill Co. Ltd.	37,851	292
	Youlchon Chemical Co. Ltd.	11,863	291
	Ahnlab Inc.	6,326	291
	Lotte Rental Co. Ltd.	12,798	289
[1]	Posco M-Tech Co. Ltd.	27,338	288
*	Bioneer Corp.	26,189	283
*,1	Nexon Games Co. Ltd.	28,206	281
	i-SENS Inc.	21,550	280
*,1	LS Materials Ltd.	36,526	280
[1]	TCC Steel	21,658	278
*	GS P&L Co. Ltd.	10,066	278
	JR Global REIT	154,442	275
[1]	Doosan Tesna Inc.	11,865	275
[1]	TES Co. Ltd.	14,748	274
*	BNC Korea Co. Ltd.	73,467	274
*,1	Il Dong Pharmaceutical Co. Ltd.	20,038	274
*	Daea TI Co. Ltd.	72,499	267
[1]	Solid Inc.	59,157	266
	Hankook Shell Oil Co. Ltd.	804	263
	Innox Advanced Materials Co. Ltd.	13,575	263
	JW Pharmaceutical Corp.	16,044	261
[1]	NHN KCP Corp.	22,590	261
	Yuanta Securities Korea Co. Ltd.	97,416	260
*	Eubiologics Co. Ltd.	28,047	259
	Samyang Holdings Corp.	4,227	255
*	Foosung Co. Ltd.	73,118	253
*,1	HLB Therapeutics Co. Ltd.	93,207	253
	Taekwang Industrial Co. Ltd.	348	251
	Hyundai Home Shopping Network Corp.	6,080	251
	KCC Glass Corp.	10,673	248
[1]	Unid Co. Ltd.	4,057	245
	HAESUNG DS Co. Ltd.	14,045	245
[1]	KC Tech Co. Ltd.	11,245	243
	MegaStudyEdu Co. Ltd.	6,747	243
	Lotte Wellfood Co. Ltd.	2,706	240
*	Sungeel Hitech Co. Ltd.	8,815	240
	LX Holdings Corp.	39,886	239
	Hyundai Green Food	19,061	239
	Korea Petrochemical Ind Co. Ltd.	3,241	237
*	Neowiz	13,078	233
	OCI Co. Ltd.	5,619	233
	Samchully Co. Ltd.	2,332	232
	Sungwoo Hitech Co. Ltd.	54,259	231
	IS Dongseo Co. Ltd.	15,718	230
*	Jeju Air Co. Ltd.	45,111	220
	Com2uSCorp	7,888	219
*	Tongyang Life Insurance Co. Ltd.	35,954	218
	Soulbrain Holdings Co. Ltd.	6,857	217
	InBody Co. Ltd.	12,567	216
*,1	Dawonsys Co. Ltd.	36,610	216
	Zinus Inc.	13,963	216
	PI Advanced Materials Co. Ltd.	16,375	211
	Boryung	34,542	210
	E1 Corp.	3,491	207
*	Seoul Semiconductor Co. Ltd.	40,069	205
*,1	Shinsung E&G Co. Ltd.	185,585	204
	Hyundai GF Holdings	33,062	203
[1]	Myoung Shin Industrial Co. Ltd.	33,248	201
	SK Securities Co. Ltd.	412,921	200
	Nexen Tire Corp.	46,368	199
*,1	SFA Semicon Co. Ltd.	84,193	197
[1]	Huons Co. Ltd.	9,566	196
	Solus Advanced Materials Co. Ltd.	31,150	192
	Handsome Co. Ltd.	15,955	187
	Advanced Process Systems Corp.	14,177	184
	Webzen Inc.	17,380	183

		Shares	Market Value ($000)
	Young Poong Corp.	5,990	183
	Huons Global Co. Ltd.	5,829	183
	Eugene Investment & Securities Co. Ltd.	73,834	179
*,1	CMG Pharmaceutical Co. Ltd.	125,860	177
*,1	Joongang Advanced Materials Co. Ltd.	84,146	176
	KH Vatec Co. Ltd.	19,909	174
	Dong-A ST Co. Ltd.	5,141	174
	Samwha Capacitor Co. Ltd.	8,722	172
	Seobu T&D	26,948	169
	LX Hausys Ltd.	7,559	168
	HYUNDAI Corp.	9,252	166
*	Komipharm International Co. Ltd.	43,177	165
	INTOPS Co. Ltd.	13,914	162
*	Amicogen Inc.	55,210	162
	Korea United Pharm Inc.	10,554	159
	Kwang Dong Pharmaceutical Co. Ltd.	35,591	158
*,1	Chunbo Co. Ltd.	4,924	158
	Hanjin Transportation Co. Ltd.	10,422	157
	HS Industries Co. Ltd.	48,529	156
	Partron Co. Ltd.	32,720	156
	HL Holdings Corp.	5,543	156
	Modetour Network Inc.	18,313	153
*	Yungjin Pharmaceutical Co. Ltd.	98,804	152
	GOLFZON Co. Ltd.	3,185	152
*	UniTest Inc.	16,989	151
*,1	W Scope Chungju Plant Co. Ltd.	27,594	147
*	Genexine Inc.	39,179	146
*,3	Kum Yang Co. Ltd.	20,452	146
	Ilyang Pharmaceutical Co. Ltd.	14,932	142
*,1	Humasis Co. Ltd.	141,036	142
	Songwon Industrial Co. Ltd.	17,802	140
*	GeneOne Life Science Inc.	84,701	139
	LF Corp.	9,635	138
[1]	Sam-A Aluminum Co. Ltd.	6,902	133
	Samyang Corp.	3,452	131
*	GC Cell Corp.	9,045	131
	iMarketKorea Inc.	21,213	128
*	Vaxcell-Bio Therapeutics Co. Ltd.	18,578	126
*	Bukwang Pharmaceutical Co. Ltd.	53,799	125
*	DIO Corp.	9,008	120
	Hansol Paper Co. Ltd.	19,492	120
	NICE Holdings Co. Ltd.	12,234	117
	Hansae Co. Ltd.	14,725	111
	Korea Asset In Trust Co. Ltd.	60,930	111
	Vieworks Co. Ltd.	7,236	109
*,3	NKMax Co. Ltd.	72,996	106
	KISWIRE Ltd.	7,604	99
	iNtRON Biotechnology Inc.	32,431	95
*,1	HLB Global Co. Ltd.	46,581	84
*	CrystalGenomics Invites Co. Ltd.	65,836	81
*	Namsun Aluminum Co. Ltd.	86,804	75
	Namyang Dairy Products Co. Ltd.	1,479	66
*,3	Hyosung Chemical Corp.	2,336	66
	KC Co. Ltd.	3,867	64
	Daehan Flour Mill Co. Ltd.	543	59
	Daol Investment & Securities Co. Ltd.	21,561	53
	Chongkundang Holdings Corp.	1,321	47
	Korea Real Estate Investment & Trust Co. Ltd.	35,763	32
*	Insun ENT Co. Ltd.	8,635	32
*	Samsung Pharmaceutical Co. Ltd.	23,241	26
*	Enzychem Lifesciences Corp.	25,345	19
*	Helixmith Co. Ltd.	1,360	3
			1,349,492
Total Common Stocks (Cost $9,270,021)			10,390,445
Preferred Stocks (0.5%)
	Samsung Electronics Co. Ltd. Preference Shares	972,045	40,023
	Hyundai Motor Co. Preference Shares (XKRX)	41,847	4,952
	Hyundai Motor Co. Preference Shares	25,866	2,995

		Shares	Market Value ($000)
	LG Chem Ltd. Preference Shares	9,329	1,013
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	3,302	788
	Hanwha Corp. Preference Shares	24,164	723
	LG Electronics Inc. Preference Shares	20,172	560
	Daishin Securities Co. Ltd. Preference Shares	24,865	348
	Amorepacific Corp. (XKRX) Preference Shares	9,137	291
	LG H&H Co. Ltd. Preference Shares	2,502	230
	Samsung SDI Co. Ltd. Preference Shares	1,797	166
	CJ CheilJedang Corp. Preference Shares	1,029	108
Total Preferred Stocks (Cost $32,354)			52,197
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[4,5]	Vanguard Market Liquidity Fund, 4.367% (Cost $118,005)	1,180,190	118,007
Total Investments (100.9%) (Cost $9,420,380)			10,560,649
Other Assets and Liabilities—Net (-0.9%)			(97,448)
Net Assets (100%)			10,463,201
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $107,227.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the aggregate value was $41,117, representing 0.4% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $117,766 was received for securities on loan.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
KOSPI 200 Index	September 2025	58	4,579	553
S&P ASX 200 Index	September 2025	49	6,851	138
Topix Index	September 2025	79	15,449	858
				1,549

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
BNP Paribas	9/17/2025	AUD	29,663	USD	19,333	—	(253)
Toronto-Dominion Bank	9/17/2025	HKD	36,432	USD	4,663	—	(2)
JPMorgan Chase Bank, N.A.	9/17/2025	JPY	2,703,719	USD	18,892	—	(864)
Citibank, N.A.	9/17/2025	JPY	1,390,298	USD	9,734	—	(464)
Barclays Bank plc	9/17/2025	JPY	1,328,601	USD	9,316	—	(457)
UBS AG	9/17/2025	KRW	10,263,601	USD	7,627	—	(250)
State Street Bank & Trust Co.	9/17/2025	USD	12,035	AUD	18,425	184	—
Toronto-Dominion Bank	9/17/2025	USD	2,626	AUD	4,019	41	—
BNP Paribas	9/17/2025	USD	7,263	HKD	56,594	22	—
HSBC Bank plc	9/17/2025	USD	657	HKD	5,117	2	—
State Street Bank & Trust Co.	9/17/2025	USD	21,417	JPY	3,072,360	931	—
Morgan Stanley Capital Services Inc.	9/17/2025	USD	3,620	JPY	527,383	104	—
Toronto-Dominion Bank	9/17/2025	USD	3,453	JPY	507,020	72	—
Bank of America, N.A.	9/17/2025	USD	7,029	KRW	9,551,755	163	—

Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	9/17/2025	USD	2,182	KRW	3,017,297	14	—
BNP Paribas	9/17/2025	USD	3,454	SGD	4,410	44	—
						1,577	(2,290)
AUD—Australian dollar.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
SGD—Singapore dollar.
USD—U.S. dollar.
At July 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $638 in connection with open forward currency contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).

E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	682	10,387,767	1,996	10,390,445
Preferred Stocks	—	52,197	—	52,197
Temporary Cash Investments	118,007	—	—	118,007
Total	118,689	10,439,964	1,996	10,560,649
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,549	—	—	1,549
Forward Currency Contracts	—	1,577	—	1,577
Total	1,549	1,577	—	3,126
Liabilities
Forward Currency Contracts	—	(2,290)	—	(2,290)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.